UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Annual Report
March 31, 2023

Contents

Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio
Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Class I	4.41%
Class II	4.26%
Class III	4.16%
Class IV	3.91%
Select Class	4.36%
Institutional Class	4.45%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 4.30% for Class I, 4.15% for Class II, 4.05% for Class III, 3.81% for Class IV, 4.25% for Select Class, and 4.33% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	12.5
8 - 30	29.9
31 - 60	57.0
61 - 90	0.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (9.9)%
Net Other Assets (Liabilities) are not available in the pie chart.

Treasury Only Portfolio
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Debt - 109.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Notes
4/15/23	5.11 to 5.40	333,621	334,065

U.S. Treasury Obligations - 109.3%
U.S. Treasury Bills
4/4/23 to 6/1/23	3.55 to 4.96	54,234,590	54,016,701
U.S. Treasury Notes
4/30/23 to 10/31/24 (c)	4.66 to 4.95	2,396,787	2,393,696
TOTAL U.S. TREASURY OBLIGATIONS			56,410,397
TOTAL U.S. TREASURY DEBT (Cost $56,744,462)			56,744,462

TOTAL INVESTMENT IN SECURITIES - 109.9% (Cost $56,744,462)	56,744,462
NET OTHER ASSETS (LIABILITIES) - (9.9)%	(5,129,016)
NET ASSETS - 100.0%	51,615,446

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Treasury Only Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $56,744,462):		$56,744,462
Receivable for investments sold		184,235
Receivable for fund shares sold		348,140
Interest receivable		16,522
Prepaid expenses		17
Receivable from investment adviser for expense reductions		1,957
Other receivables		579
Total assets		57,295,912
Liabilities
Payable for investments purchased	$5,398,206
Payable for fund shares redeemed	211,026
Distributions payable	61,592
Accrued management fee	5,146
Distribution and service plan fees payable	1,078
Other affiliated payables	1,722
Other payables and accrued expenses	1,696
Total Liabilities		5,680,466
Net Assets		$51,615,446
Net Assets consist of:
Paid in capital		$51,616,105
Total accumulated earnings (loss)		(659)
Net Assets		$51,615,446

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($14,612,028 ÷ 14,610,159 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($2,196,009 ÷ 2,196,308 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($2,484,121 ÷ 2,483,715 shares)		$1.00
Class IV :
Net Asset Value , offering price and redemption price per share ($795,014 ÷ 794,967 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($1,271,129 ÷ 1,271,205 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($30,257,145 ÷ 30,257,840 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2023
Investment Income
Interest		$968,806
Expenses
Management fee	$50,031
Transfer agent fees	15,478
Distribution and service plan fees	7,932
Accounting fees and expenses	1,638
Custodian fees and expenses	318
Independent trustees' fees and expenses	128
Registration fees	1,314
Audit	43
Legal	24
Miscellaneous	90
Total expenses before reductions	76,996
Expense reductions	(12,751)
Total expenses after reductions		64,245
Net Investment income (loss)		904,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52
Total net realized gain (loss)		52
Net increase in net assets resulting from operations		$904,613
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$904,561	$6,315
Net realized gain (loss)	52	(484)
Net increase in net assets resulting from operations	904,613	5,831
Distributions to shareholders	(904,209)	(6,108)
Share transactions - net increase (decrease)	17,734,453	999,223
Total increase (decrease) in net assets	17,734,857	998,946

Net Assets
Beginning of period	33,880,589	32,881,643
End of period	$51,615,446	$33,880,589

Financial Highlights
Treasury Only Portfolio Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	- B	.018	.019
Distributions from net investment income	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.50%	.02%	.04%	1.80%	1.96%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.22%	.21%
Expenses net of fee waivers, if any	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	2.53%	.02%	.05%	1.72%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$14,612	$12,146	$10,871	$15,058	$7,033

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class II

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	- B	- B	.016	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.023	- B	- B	.016	.018
Distributions from net investment income	(.023)	- B	- B	(.016)	(.018)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.023)	- B	- B	(.016)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.34%	.01%	.02%	1.65%	1.81%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.37%	.36%
Expenses net of fee waivers, if any	.33%	.09%	.16%	.33%	.33%
Expenses net of all reductions	.33%	.09%	.16%	.33%	.33%
Net investment income (loss)	2.38%	.01%	.03%	1.57%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$2,196	$1,126	$943	$830	$525

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class III

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	- B	- B	.015	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.022	- B	- B	.015	.017
Distributions from net investment income	(.022)	- B	- B	(.015)	(.017)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.022)	- B	- B	(.015)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.25%	.01%	.01%	1.54%	1.70%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.43%	.08%	.17%	.43%	.43%
Expenses net of all reductions	.43%	.08%	.17%	.43%	.43%
Net investment income (loss)	2.28%	.02%	.02%	1.47%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$2,484	$1,155	$1,349	$824	$1,044

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Class IV

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	- B	- B	.013	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.020	- B	- B	.013	.014
Distributions from net investment income	(.020)	- B	- B	(.013)	(.014)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.020)	- B	- B	(.013)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.02%	.01%	.01%	1.29%	1.45%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.66%	.08%	.17%	.68%	.68%
Expenses net of all reductions	.66%	.08%	.17%	.68%	.68%
Net investment income (loss)	2.05%	.01%	.02%	1.22%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$795	$196	$334	$109	$155

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Select Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	- B	- B	.017	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	- B	- B	.017	.019
Distributions from net investment income	(.024)	- B	- B	(.017)	(.019)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.024)	- B	- B	(.017)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.45%	.01%	.03%	1.75%	1.91%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.27%	.26%
Expenses net of fee waivers, if any	.23%	.08%	.16%	.23%	.23%
Expenses net of all reductions	.23%	.08%	.16%	.23%	.23%
Net investment income (loss)	2.49%	.01%	.03%	1.67%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$1,271	$325	$264	$399	$176

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	.001	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	.001	.018	.020
Distributions from net investment income	(.025)	- B	(.001)	(.018)	(.020)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.025)	- B	(.001)	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.54%	.02%	.06%	1.84%	2.00%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.19%	.18%
Expenses net of fee waivers, if any	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	2.57%	.02%	.06%	1.76%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$30,257	$18,932	$19,120	$26,551	$11,774

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio
Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Class I	4.70%
Class II	4.55%
Class III	4.45%
Class IV	4.20%
Select Class	4.65%
Institutional Class	4.74%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 4.57% for Class I, 4.43% for Class II, 4.33% for Class III, 4.08% for Class IV, 4.52% for Select Class, and 4.60% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	98.2
8 - 30	0.9
31 - 60	0.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Treasury Portfolio
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Debt - 6.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Notes
4/15/23	5.11	488,999	489,684

U.S. Treasury Obligations - 5.3%
U.S. Treasury Bills
4/6/23 to 5/9/23	4.80 to 4.86	306,000	304,536
U.S. Treasury Notes
4/30/23 to 10/31/24 (c)	4.66 to 4.87	2,804,231	2,803,893
TOTAL U.S. TREASURY OBLIGATIONS			3,108,429
TOTAL U.S. TREASURY DEBT (Cost $3,598,113)			3,598,113

U.S. Treasury Repurchase Agreement - 93.7%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.8% dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations) #	575,781	575,551
4.8% dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations) #	963,970	963,585
With:
ABN AMRO Bank NV at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $116,614,609, 0.38% - 2.88%, 1/31/24 - 5/15/49)	114,046	114,000
Barclays Bank PLC at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $243,177,273, 3.00%, 2/15/49)	236,094	236,000
CIBC Bank U.S.A. at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $190,967,598, 0.75% - 4.38%, 2/29/24 - 2/15/47)	187,043	186,000
Federal Reserve Bank of New York at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $51,982,784,867, 0.25% - 4.38%, 5/31/23 - 8/15/42)	51,982,785	51,962,000
Fixed Income Clearing Corp. - BNYM at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $325,380,062, 0.13% - 3.50%, 9/15/25 - 1/15/30)	319,128	319,000
Fixed Income Clearing Corp. - SSB at:
4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $194,820,081, 3.13%, 11/15/28)	191,077	191,000
4.88%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $126,751,517, 2.50% - 3.00%, 5/15/46 - 8/15/48)	124,050	124,000
ING Financial Markets LLC at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $96,985,382, 1.00%, 12/15/24)	95,038	95,000
Lloyds Bank PLC at:
4.75%, dated:
2/6/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $27,731,281, 2.25% - 2.88%, 8/15/24 - 8/15/27)	27,328	27,000
2/7/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $17,453,600, 2.50% - 3.25%, 1/31/25 - 6/30/27)	17,204	17,000
4.77%, dated 3/2/23 due 5/2/23 (Collateralized by U.S. Treasury Obligations valued at $36,850,275, 0.75% - 2.88%, 11/15/24 - 11/30/25)	36,291	36,000
4.82%, dated 3/9/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $36,820,521, 3.25%, 6/30/27)	36,294	36,000
4.83%, dated 3/23/23 due 4/24/23 (Collateralized by U.S. Treasury Obligations valued at $36,782,358, 1.50% - 2.88%, 11/30/25 - 11/30/28)	36,155	36,000
4.84%, dated 3/27/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $31,626,821, 2.50% - 2.88%, 1/31/25 - 11/30/25)	31,158	31,000
4.86%, dated 3/16/23 due 5/16/23 (Collateralized by U.S. Treasury Obligations valued at $18,392,785, 3.25%, 6/30/27)	18,148	18,000
4.87%, dated 2/22/23 due 5/22/23 (Collateralized by U.S. Treasury Obligations valued at $28,711,762, 0.38%, 7/31/27)	28,337	28,000
4.9%, dated 2/28/23 due 5/30/23 (Collateralized by U.S. Treasury Obligations valued at $33,795,043, 3.25%, 6/30/27)	33,409	33,000
MUFG Securities (Canada), Ltd. at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $37,795,982, 0.88% - 2.88%, 4/30/24 - 8/15/46)	37,158	37,000
MUFG Securities EMEA PLC at:
4.82%, dated:
3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $97,947,705, 1.13% - 2.25%, 8/15/27 - 2/29/28)	96,039	96,000
4/3/23 due 4/4/23 (d)	96,013	96,000
4.83%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $195,519,569, 0.63% - 3.63%, 12/31/24 - 2/15/53)	191,077	191,000
NatWest Markets Securities Inc. at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $20,451,245, 1.75% - 6.88%, 8/15/25 - 5/15/52)	20,008	20,000
Norinchukin Bank at 4.9%, dated 3/28/23 due 4/4/23 (Collateralized by U.S. Treasury Obligations valued at $8,163,355, 2.75%, 5/31/29)	8,008	8,000
Prudential Insurance Co. of America at 4.82%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $111,578,015, 1.25% - 6.63%, 8/31/23 - 2/15/36)	109,359	109,315
Societe Generale at 4.81%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $182,226,886, 1.25% - 3.50%, 4/30/28 - 5/15/43)	178,166	178,000
Sumitomo Mitsui Trust Bank Ltd. at 4.85%, dated 3/29/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $13,332,510, 1.63% - 3.25%, 8/31/24 - 8/15/29)	13,025	13,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $55,776,451)		55,776,451

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $59,374,564)	59,374,564
NET OTHER ASSETS (LIABILITIES) - 0.2%	136,474
NET ASSETS - 100.0%	59,511,038

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$575,551,000 due 4/03/23 at 4.80%
BNP Paribas, S.A.	200,000
Bank of Nova Scotia	8,881
BofA Securities, Inc.	4,461
Credit Agricole CIB New York Branch	17,782
ING Financial Markets LLC	12,747
Nomura Securities International	31,269
Sumitomo Mitsui Banking Corp. NY	300,411
575,551

$963,585,000 due 4/03/23 at 4.80%
BNP Paribas, S.A.	12,965
Bank of Nova Scotia	5,638
BofA Securities, Inc.	3,941
Credit Agricole CIB New York Branch	13,729
ING Financial Markets LLC	8,093
Nomura Securities International	19,852
Sumitomo Mitsui Banking Corp. NY	899,367
963,585

Treasury Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $55,776,451) - See accompanying schedule Unaffiliated issuers (cost $59,374,564):		$59,374,564
Cash		302,358
Receivable for fund shares sold		260,405
Interest receivable		32,002
Prepaid expenses		13
Receivable from investment adviser for expense reductions		2,345
Other receivables		373
Total assets		59,972,060
Liabilities
Payable for investments purchased	$96,000
Payable for fund shares redeemed	249,362
Distributions payable	104,212
Accrued management fee	6,163
Distribution and service plan fees payable	1,131
Other affiliated payables	2,107
Other payables and accrued expenses	2,047
Total Liabilities		461,022
Net Assets		$59,511,038
Net Assets consist of:
Paid in capital		$59,510,965
Total accumulated earnings (loss)		73
Net Assets		$59,511,038

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($22,833,975 ÷ 22,827,120 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($513,108 ÷ 512,791 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($3,040,858 ÷ 3,040,771 shares)		$1.00
Class IV :
Net Asset Value , offering price and redemption price per share ($975,132 ÷ 974,901 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($213,589 ÷ 213,553 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($31,934,376 ÷ 31,937,249 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2023
Investment Income
Interest		$1,082,202
Expenses
Management fee	$48,416
Transfer agent fees	15,771
Distribution and service plan fees	11,888
Accounting fees and expenses	1,616
Custodian fees and expenses	100
Independent trustees' fees and expenses	117
Registration fees	2,128
Audit	49
Legal	19
Miscellaneous	68
Total expenses before reductions	80,172
Expense reductions	(13,251)
Total expenses after reductions		66,921
Net Investment income (loss)		1,015,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(66)
Total net realized gain (loss)		(66)
Net increase in net assets resulting from operations		$1,015,215
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,015,281	$4,079
Net realized gain (loss)	(66)	(124)
Net increase in net assets resulting from operations	1,015,215	3,955
Distributions to shareholders	(1,014,763)	(4,495)
Share transactions - net increase (decrease)	35,490,794	(3,072,354)
Total increase (decrease) in net assets	35,491,246	(3,072,894)

Net Assets
Beginning of period	24,019,792	27,092,686
End of period	$59,511,038	$24,019,792

Financial Highlights
Treasury Portfolio Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.026	- B	- B	.018	.019
Distributions from net investment income	(.026)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.026)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.62%	.02%	.05%	1.82%	1.96%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	2.96%	.01%	.06%	1.77%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$22,834	$9,402	$10,411	$12,043	$9,862

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class II

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	- B	- B	.017	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	- B	- B	.017	.018
Distributions from net investment income	(.024)	- B	- B	(.017)	(.018)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.024)	- B	- B	(.017)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.46%	.01%	.01%	1.67%	1.81%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.08%	.19%	.33%	.33%
Expenses net of all reductions	.33%	.08%	.19%	.33%	.33%
Net investment income (loss)	2.81%	.01%	.02%	1.62%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$513	$411	$648	$884	$659

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class III

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	- B	- B	.016	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.023	- B	- B	.016	.017
Distributions from net investment income	(.023)	- B	- B	(.016)	(.017)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.023)	- B	- B	(.016)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.37%	.01%	.01%	1.56%	1.71%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.42%	.08%	.19%	.43%	.43%
Expenses net of all reductions	.42%	.08%	.19%	.43%	.43%
Net investment income (loss)	2.71%	.01%	.02%	1.52%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$3,041	$2,612	$2,309	$2,469	$2,448

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Class IV

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	- B	- B	.013	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.021	- B	- B	.013	.014
Distributions from net investment income	(.021)	- B	- B	(.013)	(.014)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.021)	- B	- B	(.013)	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.14%	.01%	.01%	1.32%	1.46%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.65%	.08%	.19%	.67%	.68%
Expenses net of all reductions	.65%	.08%	.19%	.67%	.68%
Net investment income (loss)	2.49%	.01%	.02%	1.28%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$975	$1,146	$988	$1,033	$1,217

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Select Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	- B	.018	.019
Distributions from net investment income	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.56%	.01%	.03%	1.77%	1.91%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.08%	.17%	.23%	.23%
Expenses net of all reductions	.23%	.08%	.17%	.23%	.23%
Net investment income (loss)	2.91%	.01%	.03%	1.72%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$214	$254	$198	$424	$239

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Treasury Portfolio Institutional Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	- B	.001	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.026	- B	.001	.018	.020
Distributions from net investment income	(.026)	- B	(.001)	(.018)	(.020)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.026)	- B	(.001)	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.66%	.02%	.07%	1.86%	2.00%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	3.00%	.02%	.07%	1.81%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$31,934	$10,195	$12,539	$19,926	$10,505

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio
Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Class I	4.72%
Class II	4.57%
Class III	4.47%
Select Class	4.67%
Institutional Class	4.76%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 4.65% for Class I, 4.51% for Class II, 4.41% for Class III, 4.60% for Select Class, and 4.68% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	96.1
8 - 30	0.9
31 - 60	0.9
61 - 90	0.8
91 - 180	0.4
> 180	0.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.1)%
Net Other Assets (Liabilities) are not available in the pie chart.

Government Portfolio
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Debt - 3.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Notes
4/15/23	5.11	1,424,841	1,426,838

U.S. Treasury Obligations - 2.7%
U.S. Treasury Bills
4/6/23	4.80	61,000	60,959
U.S. Treasury Notes
4/30/23 to 10/31/24 (c)	4.66 to 4.87	4,566,283	4,565,045
TOTAL U.S. TREASURY OBLIGATIONS			4,626,004
TOTAL U.S. TREASURY DEBT (Cost $6,052,842)			6,052,842

U.S. Government Agency Debt - 20.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 20.9%
Federal Farm Credit Bank
6/7/23 to 3/10/25 (c)	2.59 to 5.02	2,183,000	2,182,923
Federal Home Loan Bank
4/3/23 to 11/22/24 (c)	4.83 to 5.28	33,321,670	33,302,447
Federal Home Loan Bank
4/5/23 to 4/12/23	4.81 to 4.84	94,000	93,954
Freddie Mac
5/3/24 (c)(d)	4.95	410,000	410,000

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $35,989,324)			35,989,324

U.S. Government Agency Repurchase Agreement - 12.8%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at:
4.81% dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations) #	2,843,673	2,842,535
4.82% dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations) #	5,428,364	5,426,187
With:
ABN AMRO Bank NV at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations valued at $308,163,473, 0.38% - 6.00%, 2/15/25 - 3/1/53)	302,121	302,000
BMO Harris Bank NA at 4.81%, dated 3/23/23 due 4/7/23
(Collateralized by U.S. Government Obligations valued at $174,676,349, 2.50% - 7.00%, 12/20/41 - 12/20/62)	171,457	171,000
(Collateralized by U.S. Government Obligations valued at $146,074,374, 3.00% - 4.50%, 11/20/42 - 4/20/52)	143,611	143,000
(Collateralized by U.S. Government Obligations valued at $194,084,832, 2.50% - 5.00%, 8/20/40 - 2/20/52)	191,066	190,000
BNP Paribas, SA at:
4.75%, dated 2/28/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $900,278,432, 0.00% - 7.00%, 4/11/23 - 3/15/62)	884,835	878,000
4.8%, dated 2/17/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $325,280,065, 0.00% - 6.50%, 6/29/23 - 1/15/63)	320,762	317,000
4.81%, dated:
3/6/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $1,006,551,387, 0.00% - 7.50%, 4/6/23 - 3/1/53)	991,266	983,000
3/27/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $109,249,437, 0.00% - 6.00%, 7/27/23 - 3/1/53)	107,200	107,000
3/30/23 due 4/6/23 (Collateralized by U.S. Government Obligations valued at $1,547,146,443, 0.13% - 7.50%, 7/15/24 - 3/20/53)	1,517,418	1,516,000
4.91%, dated 3/3/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $362,605,121, 0.00% - 6.50%, 6/29/23 - 3/1/53)	358,534	354,000
BofA Securities, Inc. at:
4.75%, dated 2/28/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $205,939,821, 0.38% - 3.88%, 11/30/25 - 11/30/27)	202,724	201,000
4.82%, dated 3/28/23 due 4/4/23 (Collateralized by U.S. Government Obligations valued at $399,140,386, 2.00% - 6.00%, 6/20/37 - 3/20/53)	391,366	391,000
4.87%, dated:
3/17/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $143,120,977, 2.25% - 4.00%, 4/30/24 - 10/31/29) (c)(d)(e)	140,606	140,000
3/20/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $95,036,673, 2.88% - 4.50%, 11/30/24 - 4/30/29) (c)(d)(e)	93,365	93,000
3/21/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $95,024,614, 4.50%, 11/30/24) (c)(d)(e)	93,428	93,000
3/24/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $193,040,474, 0.25% - 2.50%, 4/30/24 - 5/15/24) (c)(d)(e)	189,844	189,000
CIBC Bank U.S.A. at:
4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $501,556,066, 2.00% - 7.00%, 2/25/36 - 4/1/59)	493,755	491,000
4.87%, dated 3/23/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $12,304,169, 0.00% - 7.00%, 3/31/30 - 2/1/53)	12,068	12,000
Citibank NA at 4.83%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $308,506,535, 0.00% - 7.50%, 4/3/23 - 4/1/53)	300,282	300,000
Citigroup Global Capital Markets, Inc. at:
4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $290,105,763, 2.25% - 6.50%, 10/31/24 - 10/20/52)	285,594	284,000
4.83%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $255,136,926, 0.38% - 0.88%, 1/31/26 - 6/30/26)	250,235	250,000
Goldman Sachs & Co. at 4.81%, dated:
3/27/23 due 4/3/23 (Collateralized by U.S. Government Obligations valued at $798,386,016, 0.25% - 7.50%, 7/2/24 - 6/15/64)	782,731	782,000
3/29/23 due 4/5/23 (Collateralized by U.S. Government Obligations valued at $808,379,683, 0.00% - 7.00%, 4/17/23 - 2/1/53)	792,741	792,000
3/30/23 due:
4/4/23 (Collateralized by U.S. Government Obligations valued at $613,347,626, 0.50% - 6.50%, 10/1/26 - 3/1/53)	601,402	601,000
4/6/23 (Collateralized by U.S. Government Obligations valued at $408,218,054, 1.13% - 5.75%, 5/20/30 - 10/15/64)	400,374	400,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 4.84%, dated 3/23/23 due 6/5/23 (Collateralized by U.S. Government Obligations valued at $784,518,519, 0.00% - 6.50%, 1/1/24 - 4/1/53)	775,641	768,000
RBC Dominion Securities at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $927,521,358, 0.00% - 5.50%, 9/24/26 - 2/20/53)	913,095	908,000
RBC Financial Group at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,751,861,325, 0.00% - 6.50%, 4/15/23 - 2/16/64)	1,719,596	1,710,000
TD Securities (U.S.A.) at 4.82%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations valued at $452,041,497, 2.00% - 7.00%, 3/1/32 - 3/1/53)	443,178	443,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $22,077,722)		22,077,722

U.S. Treasury Repurchase Agreement - 62.9%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $332,389,792, 0.38% - 3.25%, 1/31/24 - 6/30/29)	324,270	324,140
Barclays Bank PLC at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $681,632,565, 2.38% - 4.00%, 7/31/27 - 11/30/29)	668,267	668,000
CIBC Bank U.S.A. at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $542,807,943, 0.75% - 4.63%, 7/31/24 - 2/15/47)	533,977	531,000
Federal Reserve Bank of New York at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $101,842,720,830, 0.13% - 4.50%, 6/30/23 - 5/15/42)	101,842,721	101,802,000
Fixed Income Clearing Corp. - BNYM at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $922,080,078, 1.13% - 4.00%, 2/15/31 - 11/15/52)	904,362	904,000
Fixed Income Clearing Corp. - SSB at:
4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $552,764,756, 1.38% - 3.13%, 10/31/28 - 11/15/28)	542,217	542,000
4.88%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $359,793,494, 2.00% - 2.38%, 11/15/41 - 2/15/42)	352,143	352,000
ING Financial Markets LLC at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $275,762,435, 1.88% - 3.63%, 7/31/26 - 3/31/30)	270,108	270,000
Lloyds Bank PLC at:
4.75%, dated:
2/6/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $78,057,835, 2.25% - 2.88%, 8/15/24 - 8/15/27)	76,923	76,000
2/7/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $49,280,354, 2.50% - 2.88%, 1/31/25 - 11/30/25)	48,576	48,000
4.77%, dated 3/2/23 due 5/2/23 (Collateralized by U.S. Treasury Obligations valued at $104,408,412, 0.75% - 2.88%, 11/15/24 - 11/30/25)	102,824	102,000
4.82%, dated 3/9/23 due 5/9/23 (Collateralized by U.S. Treasury Obligations valued at $104,325,938, 2.88% - 3.25%, 6/30/27 - 8/15/28)	102,833	102,000
4.83%, dated 3/23/23 due 4/24/23 (Collateralized by U.S. Treasury Obligations valued at $108,224,235, 0.38% - 2.88%, 11/30/25 - 7/31/27)	106,455	106,000
4.84%, dated 3/27/23 due 5/4/23 (Collateralized by U.S. Treasury Obligations valued at $88,761,063, 2.50% - 2.88%, 1/31/25 - 11/30/25)	87,444	87,000
4.86%, dated 3/16/23 due 5/16/23 (Collateralized by U.S. Treasury Obligations valued at $53,136,820, 3.25%, 6/30/27)	52,428	52,000
4.87%, dated 2/22/23 due 5/22/23 (Collateralized by U.S. Treasury Obligations valued at $83,056,720, 0.38%, 7/31/27)	81,975	81,000
4.9%, dated 2/28/23 due 5/30/23 (Collateralized by U.S. Treasury Obligations valued at $94,217,042, 3.25%, 6/30/27)	93,140	92,000
MUFG Securities (Canada), Ltd. at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $108,280,619, 0.25% - 6.38%, 4/30/24 - 2/15/52)	106,453	106,000
MUFG Securities EMEA PLC at:
4.82%, dated:
3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $274,240,462, 0.63% - 4.13%, 9/15/25 - 2/15/49)	269,108	269,000
4/3/23 due 4/4/23 (f)	271,036	271,000
4.83%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $553,097,446, 0.00% - 4.63%, 5/31/23 - 11/15/52)	542,218	542,000
NatWest Markets Securities Inc. at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $58,163,314, 3.13%, 8/31/29)	57,023	57,000
Norinchukin Bank at 4.9%, dated 3/28/23 due 4/4/23 (Collateralized by U.S. Treasury Obligations valued at $22,449,225, 2.75%, 5/31/29)	22,021	22,000
Prudential Insurance Co. of America at 4.82%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $305,731,002, 1.25% - 7.50%, 9/30/24 - 2/15/31)	299,639	299,519
Societe Generale at 4.81%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $512,721,098, 0.38% - 4.25%, 8/15/24 - 2/15/52)	502,470	502,000
Sumitomo Mitsui Trust Bank Ltd. at 4.85%, dated 3/29/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $39,698,651, 1.63% - 3.25%, 8/31/24 - 8/15/29)	38,823	38,750
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $108,246,409)		108,246,409

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $172,366,297)	172,366,297
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(218,215)
NET ASSETS - 100.0%	172,148,082

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.
(f)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$2,842,535,000 due 4/03/23 at 4.81%
BNP Paribas, S.A.	36,762
Bank of Nova Scotia	15,987
BofA Securities, Inc.	11,176
Credit Agricole CIB New York Branch	38,928
ING Financial Markets LLC	22,946
Nomura Securities International	56,288
Sumitomo Mitsui Banking Corp.	1,336,794
Sumitomo Mitsui Banking Corp. NY	1,323,654
2,842,535

$5,426,187,000 due 4/03/23 at 4.82%
Bank of America, N.A.	727,012
BofA Securities, Inc.	100,974
Citigroup Global Markets, Inc.	504,869
HSBC Securities (USA), Inc.	90,876
Mitsubishi UFJ Securities Holdings Ltd	151,461
Mizuho Securities USA, Inc.	50,487
Nomura Securities International	807,791
RBC Dominion Securities, Inc.	605,844
Sumitomo Mitsui Banking Corp.	1,376,655
Sumitomo Mitsui Banking Corp. NY	478
Wells Fargo Securities LLC	1,009,740
5,426,187

Government Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $130,324,131) - See accompanying schedule Unaffiliated issuers (cost $172,366,297):		$172,366,297
Cash		2
Receivable for fund shares sold		485,266
Interest receivable		243,634
Prepaid expenses		59
Receivable from investment adviser for expense reductions		4,949
Other receivables		1,340
Total assets		173,101,547
Liabilities
Payable for investments purchased	$343,306
Payable for fund shares redeemed	335,647
Distributions payable	247,733
Accrued management fee	17,726
Distribution and service plan fees payable	969
Other affiliated payables	5,187
Other payables and accrued expenses	2,897
Total Liabilities		953,465
Net Assets		$172,148,082
Net Assets consist of:
Paid in capital		$172,148,031
Total accumulated earnings (loss)		51
Net Assets		$172,148,082

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($44,904,989 ÷ 44,892,566 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($942,328 ÷ 941,850 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($4,188,981 ÷ 4,186,864 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($218,451 ÷ 218,422 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($121,893,333 ÷ 121,897,782 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2023
Investment Income
Interest		$3,469,901
Expenses
Management fee	$174,141
Transfer agent fees	48,561
Distribution and service plan fees	11,315
Accounting fees and expenses	3,322
Custodian fees and expenses	380
Independent trustees' fees and expenses	451
Registration fees	2,099
Audit	51
Legal	83
Miscellaneous	315
Total expenses before reductions	240,718
Expense reductions	(40,500)
Total expenses after reductions		200,218
Net Investment income (loss)		3,269,683
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(684)
Total net realized gain (loss)		(684)
Net increase in net assets resulting from operations		$3,268,999
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,269,683	$20,326
Net realized gain (loss)	(684)	29
Net increase in net assets resulting from operations	3,268,999	20,355
Distributions to shareholders	(3,268,145)	(21,170)
Share transactions - net increase (decrease)	44,414,081	(3,545,947)
Total increase (decrease) in net assets	44,414,935	(3,546,762)

Net Assets
Beginning of period	127,733,147	131,279,909
End of period	$172,148,082	$127,733,147

Financial Highlights
Government Portfolio Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	- B	.018	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	- B	.018	.020
Distributions from net investment income	(.025)	- B	- B	(.018)	(.020)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.025)	- B	- B	(.018)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.57%	.02%	.04%	1.83%	1.97%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.20%	.20%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.08%	.15%	.18%	.18%
Expenses net of all reductions	.18%	.08%	.15%	.18%	.18%
Net investment income (loss)	2.61%	.01%	.05%	1.77%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$44,905	$30,836	$33,508	$45,360	$29,352

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Class II

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	- B	- B	.017	.018
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	- B	- B	.017	.018
Distributions from net investment income	(.024)	- B	- B	(.017)	(.018)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.024)	- B	- B	(.017)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.41%	.01%	.01%	1.68%	1.82%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.35%	.35%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.08%	.17%	.33%	.33%
Expenses net of all reductions	.33%	.08%	.17%	.33%	.33%
Net investment income (loss)	2.46%	.01%	.03%	1.62%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$942	$959	$1,366	$697	$836

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Class III

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	- B	- B	.016	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.023	- B	- B	.016	.017
Distributions from net investment income	(.023)	- B	- B	(.016)	(.017)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.023)	- B	- B	(.016)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.32%	.01%	.01%	1.57%	1.72%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.42%	.08%	.19%	.43%	.43%
Expenses net of all reductions	.42%	.08%	.19%	.43%	.43%
Net investment income (loss)	2.37%	.01%	.02%	1.52%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$4,189	$3,764	$3,234	$3,704	$3,397

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Select Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	- B	.018	.019
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	- B	.018	.019
Distributions from net investment income	(.025)	- B	- B	(.018)	(.019)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.025)	- B	- B	(.018)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.51%	.01%	.03%	1.78%	1.92%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.25%	.25%	.26%	.25%
Expenses net of fee waivers, if any	.23%	.08%	.17%	.23%	.23%
Expenses net of all reductions	.23%	.08%	.17%	.23%	.23%
Net investment income (loss)	2.56%	.02%	.03%	1.72%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$218	$293	$367	$498	$335

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Government Portfolio Institutional Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	- B	.001	.019	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.026	- B	.001	.019	.020
Distributions from net investment income	(.026)	- B	(.001)	(.019)	(.020)
Distributions from net realized gain	-	- B	-	-	-
Total distributions	(.026)	- B	(.001)	(.019)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.61%	.02%	.07%	1.87%	2.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.17%	.17%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.07%	.13%	.14%	.14%
Expenses net of all reductions	.14%	.07%	.13%	.14%	.14%
Net investment income (loss)	2.65%	.02%	.07%	1.81%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$121,893	$91,881	$92,805	$122,312	$75,150

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio
Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Class I	4.79%
Class II	4.64%
Class III	4.54%
Select Class	4.74%
Institutional Class	4.83%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 4.70% for Class I, 4.55% for Class II, 4.45% for Class III, 4.65% for Select Class, and 4.73% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	84.5
8 - 30	1.1
31 - 60	8.9
61 - 90	2.9
91 - 180	2.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Money Market Portfolio
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Certificate of Deposit - 8.5%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 0.5%
Bank of America NA
7/11/23 to 8/31/23 (c)	5.12 to 5.14	534,000	534,000

New York Branch, Yankee Dollar, Foreign Banks - 8.0%
Bank of Montreal
4/4/23 (c)(d)	5.24	109,000	109,000
Canadian Imperial Bank of Commerce
4/4/23 (c)(d)	5.23	543,000	543,000
Credit Agricole CIB
5/2/23 to 6/15/23	4.82 to 5.02	1,662,000	1,662,000
Mitsubishi UFJ Trust & Banking Corp.
5/4/23 to 5/5/23	4.82 to 4.82	966,000	966,000
Mizuho Corporate Bank Ltd.
5/5/23 to 5/12/23	4.81 to 4.85	2,227,000	2,227,000
MUFG Bank Ltd.
4/19/23 to 4/21/23 (c)(d)	5.17 to 5.19	1,051,000	1,051,000
Sumitomo Mitsui Trust Bank Ltd.
5/8/23 to 6/15/23	4.82 to 5.00	1,220,000	1,220,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			7,778,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $8,312,000)			8,312,000

Financial Company Commercial Paper - 16.9%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
4/5/23 to 4/12/23 (c)(d)	5.19 to 5.22	822,000	822,000
Bank of Montreal
5/2/23 to 9/5/23 (c)	5.17 to 5.52	1,607,000	1,594,926
Bank of Nova Scotia
4/20/23 to 7/17/23 (c)	5.13 to 5.52	1,860,000	1,855,991
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/5/23 to 6/1/23 (e)	4.84 to 5.02	412,000	409,449
BofA Securities, Inc.
4/17/23 to 8/7/23 (c)(d)	5.20 to 5.52	1,033,000	1,033,000
Commonwealth Bank of Australia
4/27/23 to 4/28/23 (c)(d)	5.22 to 5.22	405,000	405,000
Credit Agricole CIB
5/3/23	4.84	194,000	193,177
DNB Bank ASA
4/10/23 (c)(d)	5.19	270,000	270,000
Federation des caisses Desjardin
4/17/23 to 7/19/23 (c)	5.04 to 5.20	332,000	329,512
J.P. Morgan Securities, LLC
5/10/23 to 5/24/23 (c)(d)	5.41 to 5.41	486,000	486,000
Lloyds Bank PLC
5/11/23 to 5/12/23	4.92 to 4.92	221,000	219,796
Mitsubishi UFJ Trust & Banking Corp.
4/13/23	4.82	110,000	109,825
Mizuho Bank Ltd. Singapore Branch
4/6/23 to 6/9/23	4.80 to 5.04	1,558,000	1,551,573
National Australia Bank Ltd.
4/13/23 to 4/28/23 (c)(d)	5.19 to 5.22	1,198,000	1,198,000
National Bank of Canada
5/25/23	5.26	539,000	534,860
Royal Bank of Canada
4/3/23 to 4/21/23 (c)(d)	5.23 to 5.48	958,000	958,000
Sumitomo Mitsui Trust Bank Ltd.
4/11/23 to 5/24/23	4.81 to 4.92	717,000	712,875
Svenska Handelsbanken AB
4/13/23 to 9/5/23 (c)	5.08 to 5.32	1,210,000	1,197,870
Svenska Handelsbanken, Inc.
7/24/23 (c)(d)	5.23	275,000	275,000
The Toronto-Dominion Bank
4/6/23 to 9/5/23 (c)	5.18 to 5.53	2,069,000	2,050,790
Toyota Motor Credit Corp.
8/30/23	5.33	110,000	107,605
UBS AG London Branch
5/23/23	5.45	162,000	160,760
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $16,476,009)			16,476,009

Asset Backed Commercial Paper - 0.6%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/10/23 to 5/1/23	4.81 to 4.83	523,574	523,574
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $523,574)			523,574

U.S. Government Agency Debt - 0.1%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Federal Agencies - 0.1%
Federal Home Loan Bank
9/19/23	5.11	124,500	121,555

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $121,555)			121,555

Non-Negotiable Time Deposit - 0.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 0.2%
Royal Bank of Canada
4/3/23	4.81	222,473	222,473

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $222,473)			222,473

U.S. Government Agency Repurchase Agreement - 11.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 4.81% dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations) #	4,481,152	4,479,355
With:
ABN AMRO Bank NV at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations valued at $178,571,639, 2.00% - 5.50%, 8/15/25 - 1/20/53)	175,070	175,000
BMO Harris Bank NA at 4.81%, dated 3/23/23 due 4/7/23
(Collateralized by U.S. Government Obligations valued at $113,386,403, 3.00% - 4.00%, 4/20/46 - 7/20/51)	111,297	111,000
(Collateralized by U.S. Government Obligations valued at $93,977,919, 3.00% - 4.50%, 6/20/47 - 5/20/51)	92,393	92,000
(Collateralized by U.S. Government Obligations valued at $125,644,392, 2.50% - 4.50%, 12/20/42 - 4/20/52)	123,690	123,000
BNP Paribas, SA at 4.81%, dated:
3/27/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $66,364,479, 0.00% - 6.50%, 5/15/32 - 3/1/53)	65,122	65,000
3/30/23 due 4/6/23 (Collateralized by U.S. Government Obligations valued at $905,271,922, 0.00% - 7.50%, 5/25/23 - 2/1/56)	887,830	887,000
BofA Securities, Inc. at:
4.82%, dated 3/28/23 due 4/4/23 (Collateralized by U.S. Treasury Obligations valued at $241,934,218, 1.13%, 8/31/28)	237,222	237,000
4.87%, dated:
3/17/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $95,073,189, 1.38% - 4.50%, 11/30/24 - 11/15/31) (c)(d)(f)	93,403	93,000
3/20/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $63,357,779, 2.50%, 3/31/27) (c)(d)(f)	62,243	62,000
3/21/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $63,349,752, 0.63% - 2.50%, 3/31/27 - 11/30/27) (c)(d)(f)	62,285	62,000
3/24/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $124,608,219, 1.75% - 4.13%, 7/31/24 - 11/15/32) (c)(d)(f)	122,545	122,000
CIBC Bank U.S.A. at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $325,858,219, 2.00% - 6.50%, 1/1/33 - 3/1/53)	320,790	319,000
Citibank NA at 4.83%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $180,706,783, 0.00% - 7.00%, 5/1/23 - 4/1/53)	176,165	176,000
Citigroup Global Capital Markets, Inc. at:
4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $187,955,897, 2.25% - 5.50%, 10/31/24 - 10/20/52)	185,033	184,000
4.83%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Government Obligations valued at $148,999,928, 2.25% - 5.50%, 10/31/24 - 10/20/52)	146,137	146,000
Goldman Sachs & Co. at 4.81%, dated:
3/27/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $484,953,144, 0.00% - 4.50%, 6/29/23 - 6/20/52)	475,444	475,000
3/29/23 due 4/5/23 (Collateralized by U.S. Government Obligations valued at $479,720,266, 1.50% - 6.00%, 4/1/36 - 10/15/57)	470,440	470,000
3/30/23 due:
4/4/23 (Collateralized by U.S. Government Obligations valued at $358,211,342, 2.00% - 6.50%, 6/1/25 - 2/1/53)	351,234	351,000
4/6/23 (Collateralized by U.S. Government Obligations valued at $238,807,562, 0.00% - 7.50%, 11/27/23 - 7/1/60)	234,219	234,000
RBC Dominion Securities at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Government Obligations valued at $601,663,019, 1.50% - 6.00%, 12/31/24 - 2/20/53)	592,305	589,000
RBC Financial Group at 4.81%, dated 3/23/23 due 4/7/23 (Collateralized by U.S. Treasury Obligations valued at $1,134,926,863, 0.00% - 7.63%, 8/31/23 - 4/1/53)	1,115,223	1,109,000
TD Securities (U.S.A.) at 4.82%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Government Obligations valued at $262,245,293, 2.50% - 6.00%, 2/1/52 - 1/1/53)	257,103	257,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,818,355)		10,818,355

U.S. Treasury Repurchase Agreement - 59.2%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
Federal Reserve Bank of New York at 4.8%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $54,718,878,808, 0.13% - 2.75%, 5/31/23 - 11/15/31)	54,718,879	54,697,000
Fixed Income Clearing Corp. - BNYM at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $535,500,034, 1.38%, 11/15/31)	525,210	525,000
Fixed Income Clearing Corp. - SSB at:
4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $321,224,449, 1.13% - 1.25%, 8/31/28 - 9/30/28)	315,126	315,000
4.88%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $218,981,338, 2.38% - 4.00%, 2/15/42 - 11/15/42)	213,087	213,000
ING Financial Markets LLC at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $160,320,928, 0.75% - 2.63%, 11/15/24 - 12/31/25)	157,063	157,000
MUFG Securities EMEA PLC at:
4.82%, dated:
3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $161,126,101, 2.25% - 3.50%, 9/15/25 - 8/15/27)	158,063	158,000
4/3/23 due 4/4/23 (g)	157,021	157,000
4.83%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $321,167,465, 1.13% - 4.00%, 12/31/24 - 11/15/42)	315,127	315,000
NatWest Markets Securities Inc. at 4.82%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $212,273,705, 0.13% - 3.50%, 4/30/23 - 1/31/30)	208,195	208,000
SMBC Nikko Securities America, Inc. at 4.81%, dated 3/31/23 due 4/3/23 (Collateralized by U.S. Treasury Obligations valued at $714,255,682, 0.88% - 2.88%, 3/15/25 - 8/15/32)	700,281	700,000
Societe Generale at 4.81%, dated 3/30/23 due 4/6/23 (Collateralized by U.S. Treasury Obligations valued at $300,040,333, 0.00% - 4.13%, 6/29/23 - 2/15/51)	294,275	294,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $57,739,000)		57,739,000

Other Repurchase Agreement - 2.9%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 2.9%
With:
BMO Capital Markets Corp. at:
4.96%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $115,547,748, 0.65% - 6.63%, 12/1/23 - 9/9/52)	110,045	110,000
5.02%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $117,650,784, 2.25% - 8.63%, 1/10/25 - 5/1/48)	110,046	110,000
BMO Chicago Branch at 5.02%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $14,042,715, 1.38% - 9.50%, 6/15/24 - 3/25/50)	13,005	13,000
BNP Paribas Prime Brokerage, Inc. at:
5.07%, dated 3/31/23 due 4/3/23 (Collateralized by Equity Securities valued at $176,114,392)	163,069	163,000
5.08%, dated 3/31/23 due 4/6/23 (Collateralized by Equity Securities valued at $234,459,238) (c)(d)(f)	217,184	217,000
5.27%, dated 3/29/23 due 5/5/23 (Collateralized by Corporate Obligations valued at $411,471,320, 0.00% - 8.00%, 6/1/23 - 6/30/51) (c)(d)(f)	384,458	381,000
HSBC Securities, Inc. at 5.05%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $29,172,265, 0.00% - 10.25%, 2/15/25 - 2/15/47)	27,011	27,000
ING Financial Markets LLC at 5.05%, dated 3/31/23 due 4/3/23 (Collateralized by Equity Securities valued at $102,643,178)	95,040	95,000
J.P. Morgan Securities, LLC at 5.39%, dated 3/27/23 due 6/29/23 (Collateralized by Corporate Obligations valued at $911,847,956, 0.00% - 8.50%, 12/1/23 - 8/15/62) (c)(d)(f)	861,200	846,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.05%, dated 3/31/23 due 4/3/23 (Collateralized by Equity Securities valued at $73,470,835)	68,029	68,000
5.34%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $10,697,952, 0.00% - 3.88%, 7/1/23 - 1/15/30)	10,004	10,000
Mizuho Securities U.S.A., Inc. at:
5.09%, dated 3/31/23 due 4/3/23 (Collateralized by Equity Securities valued at $105,884,896)	98,042	98,000
5.32%, dated 3/7/23 due 5/8/23 (Collateralized by Corporate Obligations valued at $118,055,243, 1.40% - 6.68%, 11/3/23 - 7/1/53) (c)(d)(f)	113,026	112,000
NatWest Markets Securities Inc. at 5.07%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $56,658,142, 1.59% - 6.69%, 1/22/24 - 2/27/37)	54,023	54,000
RBC Capital Markets Co. at 5.32%, dated 3/27/23 due 5/26/23 (Collateralized by Corporate Obligations valued at $114,259,623, 0.00% - 8.18%, 9/22/25 - 11/15/68) (c)(d)(f)	109,966	109,000
Truist Securities, Inc. at:
5.1%, dated 3/31/23 due 4/3/23 (Collateralized by Municipal Bond Obligations valued at $100,056,132, 0.00% - 6.50%, 4/1/24 - 8/1/59)	95,040	95,000
5.35%, dated 3/31/23 due 4/3/23 (Collateralized by Corporate Obligations valued at $10,785,016, 0.13% - 6.13%, 6/1/23 - 6/1/42)	10,004	10,000
Wells Fargo Securities, LLC at:
4.98%, dated 3/31/23 due 4/3/23 (Collateralized by Commercial Paper valued at $195,781,216, 4/12/23 - 9/19/23)	190,079	190,000
5.37%, dated 1/26/23 due 4/26/23 (Collateralized by Commercial Paper valued at $60,282,734, 4/6/23 - 2/15/30)	56,752	56,000
5.4%, dated 2/3/23 due 5/4/23 (Collateralized by Commercial Paper valued at $88,980,571, 1/12/23 - 8/7/23)	85,134	84,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,848,000)		2,848,000

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $97,060,966)	97,060,966
NET OTHER ASSETS (LIABILITIES) - 0.5%	468,729
NET ASSETS - 100.0%	97,529,695

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $409,449,000 or 0.4% of net assets.

(f)	The maturity amount is based on the rate at period end.
(g)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$4,479,355,000 due 4/03/23 at 4.81%
BNP Paribas, S.A.	33,623
BNY Mellon Capital Markets LLC	146,937
Bank of America, N.A.	422,150
Bank of Nova Scotia	14,622
BofA Securities, Inc.	65,978
Citigroup Global Markets, Inc.	293,160
Credit Agricole CIB New York Branch	29,277
HSBC Securities (USA), Inc.	52,769
ING Financial Markets LLC	20,987
Mitsubishi UFJ Securities Holdings Ltd	87,948
Mizuho Securities USA, Inc.	29,316
Nomura Securities International	520,538
RBC Dominion Securities, Inc.	351,792
Sumitomo Mitsui Banking Corp.	1,618,370
Sumitomo Mitsui Banking Corp. NY	205,569
Wells Fargo Securities LLC	586,319
4,479,355

Money Market Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $71,405,355) - See accompanying schedule Unaffiliated issuers (cost $97,060,966):		$97,060,966
Cash		1
Receivable for fund shares sold		1,086,980
Interest receivable		121,567
Prepaid expenses		24
Receivable from investment adviser for expense reductions		3,684
Other receivables		927
Total assets		98,274,149
Liabilities
Payable for investments purchased	$157,000
Payable for fund shares redeemed	525,807
Distributions payable	42,797
Accrued management fee	11,705
Distribution and service plan fees payable	18
Other affiliated payables	3,817
Other payables and accrued expenses	3,310
Total Liabilities		744,454
Net Assets		$97,529,695
Net Assets consist of:
Paid in capital		$97,529,476
Total accumulated earnings (loss)		219
Net Assets		$97,529,695

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($42,431,573 ÷ 42,422,765 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($80,507 ÷ 80,497 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($31,354 ÷ 31,363 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($40,260 ÷ 40,255 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($54,946,001 ÷ 54,933,440 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2023
Investment Income
Interest (including $1,417 from affiliated interfund lending)		$2,252,186
Expenses
Management fee	$92,177
Transfer agent fees	28,279
Distribution and service plan fees	186
Accounting fees and expenses	2,210
Custodian fees and expenses	444
Independent trustees' fees and expenses	220
Registration fees	4,408
Audit	49
Legal	33
Miscellaneous	121
Total expenses before reductions	128,127
Expense reductions	(24,448)
Total expenses after reductions		103,679
Net Investment income (loss)		2,148,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$2,148,513
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,148,507	$12,412
Net realized gain (loss)	6	281
Net increase in net assets resulting from operations	2,148,513	12,693
Distributions to shareholders	(2,148,294)	(12,407)
Share transactions - net increase (decrease)	58,562,981	(12,025,622)
Total increase (decrease) in net assets	58,563,200	(12,025,336)

Net Assets
Beginning of period	38,966,495	50,991,831
End of period	$97,529,695	$38,966,495

Financial Highlights
Money Market Portfolio Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	- B	.002	.020	.022
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.028	- B	.002	.020	.022
Distributions from net investment income	(.028)	- B	(.002)	(.020)	(.022)
Total distributions	(.028)	- B	(.002)	(.020)	(.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.81%	.02%	.15%	2.01%	2.23%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.16%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.16%	.18%	.18%	.18%
Net investment income (loss)	3.25%	.02%	.16%	1.96%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$42,432	$16,745	$21,937	$25,801	$22,140

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Class II

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.026	- B	.001	.018	.021
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.026	- B	.001	.018	.021
Distributions from net investment income	(.026)	- B	(.001)	(.018)	(.021)
Total distributions	(.026)	- B	(.001)	(.018)	(.021)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.65%	.01%	.09%	1.86%	2.08%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.16%	.26%	.33%	.33%
Expenses net of all reductions	.33%	.16%	.26%	.33%	.33%
Net investment income (loss)	3.10%	.01%	.08%	1.81%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$81	$90	$179	$394	$368

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Class III

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	- B	.001	.017	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	- B	.001	.017	.020
Distributions from net investment income	(.025)	- B	(.001)	(.017)	(.020)
Total distributions	(.025)	- B	(.001)	(.017)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.55%	.01%	.06%	1.76%	1.98%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.17%	.27%	.43%	.43%
Expenses net of all reductions	.43%	.17%	.27%	.43%	.43%
Net investment income (loss)	3.00%	.01%	.07%	1.71%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$31	$9	$13	$13	$33

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Select Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.027	- B	.001	.019	.022
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.027	- B	.001	.019	.022
Distributions from net investment income	(.027)	- B	(.001)	(.019)	(.022)
Total distributions	(.027)	- B	(.001)	(.019)	(.022)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.76%	.02%	.12%	1.96%	2.18%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.16%	.21%	.23%	.23%
Expenses net of all reductions	.23%	.16%	.21%	.23%	.23%
Net investment income (loss)	3.20%	.02%	.13%	1.91%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$40	$15	$26	$59	$33

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Money Market Portfolio Institutional Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	- B	.002	.020	.022
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001
Total from investment operations	.028	- B	.002	.020	.023
Distributions from net investment income	(.028)	- B	(.002)	(.020)	(.023)
Total distributions	(.028)	- B	(.002)	(.020)	(.023)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.85%	.04%	.19%	2.05%	2.28%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.29%	.04%	.20%	2.00%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$54,946	$22,108	$28,837	$35,852	$33,002

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio
Investment Summary/Performance March 31, 2023 (Unaudited)
Current 7-Day Yields

Class I	3.99%
Class II	3.84%
Class III	3.74%
Select Class	3.94%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2023, the most recent period shown in the table, would have been 3.95% for Class I, 3.81% for Class II, 3.71% for Class III, and 3.90% for Select Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	91.3
8 - 30	2.4
31 - 60	2.1
61 - 90	2.2
91 - 180	0.9
> 180	1.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Tax-Exempt Portfolio
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 49.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 3.95% 4/3/23, VRDN (b)	14,700	14,700
Series 2014 B, 3.95% 4/3/23, VRDN (b)	23,775	23,775
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 3.9% 4/7/23, LOC Bank of America NA, VRDN (b)(c)	19,270	19,270
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 4.08% 4/7/23, LOC Bayerische Landesbank, VRDN (b)	19,800	19,800
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 4.09% 4/7/23, VRDN (b)	17,050	17,050
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 3.98% 4/3/23, VRDN (b)	10,600	10,600
West Jefferson Indl. Dev. Series 2008, 4.09% 4/7/23, VRDN (b)	8,500	8,500
TOTAL ALABAMA		113,695
Alaska - 1.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 4.15% 4/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	25,000	25,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 4.15% 4/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	35,250	35,250
Series 1994 C, 4.05% 4/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	35,500	35,500
Series 2002, 4.15% 4/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	5,300	5,300
TOTAL ALASKA		101,050
Arizona - 0.5%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.3% 4/7/23, VRDN (b)	13,900	13,900
Series 2009 B, 4.3% 4/7/23, VRDN (b)	14,500	14,500
TOTAL ARIZONA		28,400
Colorado - 0.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 4.05% 4/7/23, LOC Wells Fargo Bank NA, VRDN (b)	690	690
Colorado Health Facilities Auth. Rev. Bonds Series 2020 B, 3.95% 4/7/23, LOC The Toronto-Dominion Bank, VRDN (b)	6,580	6,580
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 4.05% 4/7/23, LOC Wells Fargo Bank NA, VRDN (b)	3,165	3,165
TOTAL COLORADO		10,435
Connecticut - 4.1%
Connecticut Gen. Oblig. Series 2016 C, 3.94% 4/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	115,060	115,060
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 3.91% 4/7/23, LOC Bank of America NA, VRDN (b)	10,960	10,960
(Greenwich Hosp. Proj.) Series C, 3.95% 4/7/23, VRDN (b)	9,910	9,910
Series 2013 O, 4.02% 4/7/23, VRDN (b)	24,200	24,200
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 3.9% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	18,700	18,700
Series 2013 B6, 3.95% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	12,965	12,965
Series 2016 A, 3.88% 4/7/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	9,730	9,730
Series 2018 A3, 3.89% 4/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	42,600	42,600
Series E 3, 3.9% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,930	12,930
TOTAL CONNECTICUT		257,055
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.95% 4/7/23, VRDN (b)	9,500	9,500
Series 1999 A, 4.28% 4/7/23, VRDN (b)	18,830	18,830
TOTAL DELAWARE		28,330
District Of Columbia - 0.4%
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 3.91% 4/7/23, LOC Bank of America NA, VRDN (b)	13,945	13,945
(The Pew Charitable Trust Proj.) Series 2008 A, 3.97% 4/7/23, LOC PNC Bank NA, VRDN (b)	3,695	3,695
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C2, 3.96% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,955	8,955
TOTAL DISTRICT OF COLUMBIA		26,595
Florida - 3.0%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 4.1% 4/3/23, VRDN (b)	27,800	27,800
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 3.93% 4/7/23, VRDN (b)	18,705	18,705
Series 2021 D, 3.91% 4/7/23, VRDN (b)	77,350	77,350
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.97% 4/3/23, VRDN (b)	15,460	15,460
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 4.08% 4/7/23, VRDN (b)	27,300	27,300
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 4% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	8,150	8,150
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.98% 4/7/23, LOC Northern Trust Co., VRDN (b)	10,470	10,470
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 3.85% 4/7/23, LOC Fannie Mae, VRDN (b)	1,950	1,950
TOTAL FLORIDA		187,185
Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 4.05% 4/3/23, VRDN (b)	32,370	32,370
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.1% 4/3/23, VRDN (b)	7,900	7,900
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 4.1% 4/3/23, VRDN (b)	7,100	7,100
Series 2008, 4.1% 4/3/23, VRDN (b)	27,700	27,700
Private Colleges & Univs. Auth. Rev. Series 2022 B, 3.9% 4/7/23, VRDN (b)	11,400	11,400
TOTAL GEORGIA		86,470
Illinois - 0.9%
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) Series 1994, 3.97% 4/7/23, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (b)	5,500	5,500
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 3.97% 4/7/23, LOC PNC Bank NA, VRDN (b)	14,300	14,300
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 3.95% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	22,710	22,710
(Richard H. Driehaus Museum Proj.) Series 2005, 4.2% 4/7/23, LOC Northern Trust Co., VRDN (b)	3,800	3,800
Series 2009 E2, 4% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,000	5,000
Series 2011 B, 3.95% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	2,650	2,650
TOTAL ILLINOIS		53,960
Indiana - 1.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.91% 4/7/23 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	29,840	29,840
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 4.15% 4/7/23, LOC Rabobank Nederland New York Branch, VRDN (b)	10,000	10,000
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 3.93% 4/7/23, VRDN (b)	10,350	10,350
(Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 3.95% 4/7/23, VRDN (b)	20,340	20,340
(Trinity Health Cr. Group Proj.) Series 2008 D1, 3.9% 4/7/23, VRDN (b)	11,000	11,000
Series 2008 E7, 3.95% 4/7/23, VRDN (b)	30,775	30,775
TOTAL INDIANA		112,305
Iowa - 1.4%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 4% 4/7/23, VRDN (b)	11,700	11,700
Series 2011 A, 4% 4/7/23, VRDN (b)	30,100	30,100
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 4.01% 4/7/23, VRDN (b)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.91% 4/7/23 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	7,265	7,265
Iowa Fin. Auth. Rev. Series 2018 C, 4% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	27,180	27,180
TOTAL IOWA		90,045
Kansas - 0.8%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 4% 4/7/23, VRDN (b)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.05% 4/7/23, VRDN (b)	7,600	7,600
Series 2007 B, 4.05% 4/7/23, VRDN (b)	12,500	12,500
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 4% 4/7/23, VRDN (b)	4,500	4,500
Series 1994, 4% 4/7/23, VRDN (b)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 4% 4/7/23, VRDN (b)	2,300	2,300
(Western Resources, Inc. Proj.) Series 1994, 4% 4/7/23, VRDN (b)	5,300	5,300
TOTAL KANSAS		49,900
Louisiana - 1.9%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 4% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	21,340	21,340
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 3.98% 4/7/23, VRDN (b)	6,300	6,300
(Christus Health Proj.):
Series 2008 B, 3.95% 4/7/23, VRDN (b)	22,700	22,700
Series 2009 B3, 4% 4/7/23, LOC Bank of New York, New York, VRDN (b)	12,975	12,975
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.36% 4/7/23, VRDN (b)	53,175	53,175
Series 2010 B1, 4.4% 4/7/23, VRDN (b)	5,810	5,810
TOTAL LOUISIANA		122,300
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth.:
Series 2000 A2, 3.93% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,960	5,960
Series 2022 A1, 4.05% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	15,300	15,300
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 4.05% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	29,750	29,750
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 3.91% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	19,650	19,650
TOTAL MASSACHUSETTS		70,660
Michigan - 1.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 3.88% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	13,925	13,925
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 4.05% 4/7/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,250	5,250
Lakeview School District Calhoun County Series B, 3.95% (b)	6,905	6,905
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 3.93% 4/7/23, VRDN (b)	2,450	2,450
Series 2016 E3, 3.95% 4/7/23, VRDN (b)	22,800	22,800
Michigan State Univ. Revs. Series 2000 A, 4.1% 4/7/23 (Liquidity Facility Northern Trust Co.), VRDN (b)	6,660	6,660
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 4.02% 4/7/23, LOC Bank of Nova Scotia, VRDN (b)	7,660	7,660
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 4.01% 4/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	6,765	6,765
TOTAL MICHIGAN		72,415
Minnesota - 0.6%
Hennepin County Gen. Oblig. Series 2018 B, 3.85% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	21,900	21,900
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 3.95% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	18,230	18,230
TOTAL MINNESOTA		40,130
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C3, 3.93% 4/7/23, VRDN (b)	26,400	26,400
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 3.93% 4/7/23, VRDN (b)	14,145	14,145
TOTAL MISSOURI		40,545
Nebraska - 0.6%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
(NE Sf Mbs Gen. 7/1/94 Proj.) Series 2017 C, 3.95% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	5,795	5,795
Series 2019 C, 4% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	15,100	15,100
Series 2022 E, 3.95% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	19,200	19,200
TOTAL NEBRASKA		40,095
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 D3, 4% 4/7/23, LOC Bank of America NA, VRDN (b)	2,200	2,200
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 3.95% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	7,200	7,200
New York - 5.5%
Battery Park City Auth. Rev. Series 2019 D1, 3.92% 4/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,550	4,550
New York City Gen. Oblig.:
Series 2013 A4, 3.9% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	43,965	43,965
Series 2013 A5, 3.97% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,675	3,675
Series D5, 3.97% 4/7/23, LOC PNC Bank NA, VRDN (b)	28,870	28,870
New York City Health & Hosp. Corp. Rev. Series 2008 B, 3.92% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	7,650	7,650
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 3.97% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	22,500	22,500
Series 2015 BB3, 3.98% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,000	3,000
Series 2016 AA2, 3.98% 4/7/23 (Liquidity Facility PNC Bank NA), VRDN (b)	25,300	25,300
New York City Transitional Fin. Auth. Rev.:
Series 2014 D4, 3.98% 4/7/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	25,600	25,600
Series 2018 C6, 4% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	44,710	44,710
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 3.97% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	21,060	21,060
Series 2010 A:
4% 4/7/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,300	2,300
4% 4/7/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,000	17,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 3.9% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	38,285	38,285
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 3.95% 4/7/23, LOC Mizuho Bank Ltd., VRDN (b)	7,300	7,300
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 3.9% 4/7/23, LOC Fannie Mae, VRDN (b)	26,900	26,900
New York Hsg. Fin. Agcy. Rev. Series 2009 A, 4.05% 4/7/23, LOC Fannie Mae, VRDN (b)	25,000	25,000
TOTAL NEW YORK		347,665
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 1997 2, 4.02% 5/1/23, VRDN (b)(d)	7,300	7,300
North Carolina - 0.7%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 3.95% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	9,840	9,840
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 3.96% 4/7/23, LOC Cr. Industriel et Commercial, VRDN (b)	21,590	21,590
Raleigh Combined Enterprise Sys. Rev.:
Series 2008 A, 3.87% 4/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	8,725	8,725
Series 2008 B, 3.87% 4/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	1,000	1,000
TOTAL NORTH CAROLINA		41,155
Ohio - 1.9%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 4.05% 4/7/23, LOC Northern Trust Co., VRDN (b)	4,500	4,500
Franklin County Hosp. Facilities Rev.:
Series 2013 A, 3.95% 4/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,550	14,550
Series 2013 B, 3.95% 4/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,510	8,510
Series 2014, 3.95% 4/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,525	5,525
Montgomery County Hosp. Rev. Series 2019 B, 3.97% 4/7/23, LOC PNC Bank NA, VRDN (b)	40,970	40,970
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 3.85% 4/7/23, VRDN (b)	21,500	21,500
Ohio Hosp. Rev. Series 2021 D, 3.9% 4/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,000	4,000
Ohio Spl. Oblig. Series 2016 B, 3.9% 4/7/23, VRDN (b)	16,700	16,700
Ohio State Univ. Gen. Receipts Series 2010 E, 3.84% 4/7/23, VRDN (b)	3,555	3,555
TOTAL OHIO		119,810
Pennsylvania - 1.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 4.3% 4/7/23, LOC Truist Bank, VRDN (b)	4,200	4,200
Beaver County Indl. Dev. Auth. Series 2018 A, 4.3% 4/7/23, LOC Truist Bank, VRDN (b)	600	600
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 4% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	14,700	14,700
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 4.01% 4/7/23, LOC PNC Bank NA, VRDN (b)	7,400	7,400
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 3.9% 4/7/23, LOC Bank of America NA, VRDN (b)	54,450	54,450
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 3.95% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	12,785	12,785
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 3.95% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	10,170	10,170
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.05% 4/7/23, LOC Fannie Mae, VRDN (b)	4,300	4,300
TOTAL PENNSYLVANIA		108,605
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 4% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	12,360	12,360
(Roger Williams Univ. Proj.) Series 2008 B, 3.92% 4/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,975	2,975
TOTAL RHODE ISLAND		15,335
Tennessee - 0.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 3.9% 4/3/23, LOC Bank of America NA, VRDN (b)	2,970	2,970
Texas - 9.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 4.06% 4/7/23, VRDN (b)	18,700	18,700
Series 2016 C, 3.9% 4/7/23, VRDN (b)	37,970	37,970
Series 2016 D, 4.06% 4/7/23, VRDN (b)	18,400	18,400
Harris County Hosp. District Rev. Series 2010, 4% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	6,410	6,410
Houston Util. Sys. Rev.:
Series 2004 B2, 3.9% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	28,455	28,455
Series 2004 B3, 3.9% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,450	5,450
Series 2004 B5, 3.9% 4/7/23 (Liquidity Facility UBS AG), VRDN (b)	63,390	63,390
Series 2004 B6, 3.9% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,275	3,275
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 3.95% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 3.85% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	62,265	62,265
Series 2012, 3.95% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	113,600	113,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 3.95% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 3.95% 4/7/23 (TotalEnergies SE Guaranteed), VRDN (b)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 4% 4/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,300	13,300
Series 2008 C2, 4.15% 4/7/23, LOC Bank of New York, New York, VRDN (b)	1,500	1,500
Series 2008 C3, 4% 4/7/23, LOC Bank of Montreal, VRDN (b)	12,910	12,910
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 4.4% 4/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	14,100	14,100
Series 2011 B, 4.35% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	16,400	16,400
Series 2012 B, 4.35% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,795	14,795
Series 2013 B, 4.35% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	23,965	23,965
Series 2014 A, 4.35% 4/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	29,590	29,590
Series 2019, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	17,820	17,820
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B, 3.9% 4/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	54,390	54,390
TOTAL TEXAS		565,685
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.15% 4/7/23, VRDN (b)	83,500	83,500
Virginia - 1.5%
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2018 C, 4% 4/7/23, VRDN (b)	6,425	6,425
Series 2016 C, 4% 4/7/23, VRDN (b)	8,975	8,975
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 4% 4/7/23, VRDN (b)	51,315	51,315
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 A, 3.97% 4/7/23, LOC PNC Bank NA, VRDN (b)	28,600	28,600
TOTAL VIRGINIA		95,315
Washington - 0.7%
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 3.94% 4/7/23, LOC Bank of America NA, VRDN (b)	7,000	7,000
FHLMC:
Vancouver Hsg. Auth. Rev. Series 2008, 3.95% 4/7/23, LOC Freddie Mac, VRDN (b)	10,600	10,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 3.99% 4/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	24,000	24,000
TOTAL WASHINGTON		41,600
West Virginia - 0.9%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 4.15% 4/7/23, LOC Truist Bank, VRDN (b)	6,400	6,400
Series 2018 C, 3.93% 4/7/23, LOC TD Banknorth, NA, VRDN (b)	6,770	6,770
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 4.08% 4/7/23, LOC Truist Bank, VRDN (b)	44,600	44,600
TOTAL WEST VIRGINIA		57,770
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Series 2021 B, 3.9% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	36,925	36,925
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 4% 4/7/23, LOC JPMorgan Chase Bank, VRDN (b)	2,555	2,555
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 B, 3.88% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	22,600	22,600
Series 2022 B, 3.88% 4/7/23 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	15,000	15,000
TOTAL WISCONSIN		77,080
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 4.2% 4/7/23, VRDN (b)	4,800	4,800
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.2% 4/7/23, VRDN (b)	2,100	2,100
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.2% 4/7/23, VRDN (b)	11,000	11,000
TOTAL WYOMING		17,900
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,122,660)		3,122,660

Tender Option Bond - 29.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.4%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.09% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,050	1,050
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	700	700
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,500	2,500
Maricopa County Rev. Participating VRDN Series ZM 06 51, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,000	7,000
Series Solar 17 0026, 4.02% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	1,150	1,150
Series XM 10 12, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,400	1,400
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Tempe Union High School District #213 Participating VRDN Series XF 23 31, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,440	3,440
TOTAL ARIZONA		22,440
California - 0.2%
La Canada Unified School District Participating VRDN Series Floaters XF 26 42, 4.01% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,100	8,100
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series MS 3345, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,760	1,760
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,015	4,015
TOTAL CALIFORNIA		13,875
Colorado - 0.7%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	745	745
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 4% 4/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	2,905	2,905
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 004, 4.17% (e)(f)	15,595	15,595
Series 2022 XM 10 28, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000	4,000
Series XG 02 51, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,955	4,955
Series XM 08 29, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,400	4,400
Series XM 09 97, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,665	4,665
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,250	5,250
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Floaters XM 06 71, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,335	3,335
TOTAL COLORADO		45,850
Connecticut - 1.0%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 4.01% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000	8,000
Series 2017, 3.76% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,005	12,005
Series Floaters 014, 4.17% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,860	12,860
Series Floaters 016, 4.17% 5/12/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	15,000	15,000
Series Floaters YX 10 95, 4% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500	4,500
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series YX 12 91, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,100	8,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.15%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	3,300	3,300
TOTAL CONNECTICUT		63,765
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,980	2,980
Series Floaters XF 05 47, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,665	4,665
Series MS 4301, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	10,900	10,900
Series XF 27 59, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN Series XM 10 77, 4% 4/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	3,750	3,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,850	3,850
Series XF 09 19, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,355	1,355
Series XG 02 67, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,715	5,715
TOTAL DISTRICT OF COLUMBIA		42,815
Florida - 1.1%
Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	15,945	15,945
County of Broward Tourist Dev. Tax Rev. Participating VRDN:
Series XL 04 12, 4.05% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,000	4,000
Series XL 04 29, 4.08% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,415	1,415
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 3.37% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,580	4,580
Series XG 02 81, 3.46% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	635	635
Series ZF 09 31, 4.01% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,605	1,605
Florida Gen. Oblig. Participating VRDN Series Floaters XF 06 80, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,300	2,300
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 12 84, 4% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,815	7,815
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	150	150
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 30 80, 4% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,000	6,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 03 70, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,770	4,770
Series XM 07 82, 3.76% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,390	5,390
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	400	400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 4.12% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	830	830
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,800	4,800
Series 2022 ZF 14 10, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,625	2,625
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700	700
TOTAL FLORIDA		70,035
Georgia - 2.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,200	3,200
Series Floaters XF 26 49, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	170	170
Series XX 12 80, 4% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,000	10,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series E 155, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	30,695	30,695
Series Floaters E 107, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	8,400	8,400
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 4.12% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,300	2,300
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,500	1,500
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,175	3,175
Series XF 08 30, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,135	7,135
Series XG 04 70, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,800	3,800
Georgia Road & Thruway Auth. Rev. Participating VRDN Series 2021 XM 09 61, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,910	1,910
Main Street Natural Gas, Inc. Participating VRDN:
Series 2022 ZL 03 05, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,190	2,190
Series Floaters XF 07 51, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,585	18,585
Series ZL 03 08, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,875	1,875
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	11,450	11,450
Private Colleges & Univs. Auth. Rev. Participating VRDN Series XF 07 07, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 3.4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	20,000	20,000
TOTAL GEORGIA		131,985
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 4.02% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,590	3,590
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 4% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	7,960	7,960
TOTAL HAWAII		12,530
Illinois - 3.6%
Chicago Board of Ed. Participating VRDN:
Series Floaters XG 02 17, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,625	5,625
Series XG 04 69, 4.03% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,260	3,260
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,545	2,545
Series 2022 XF 30 45, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	27,580	27,580
Series Floaters XL 01 05, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000	4,000
Series XX 12 64, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,580	6,580
Series XX 12 65, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,660	2,660
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,655	3,655
Chicago Transit Auth. Participating VRDN Series XL 01 45, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,685	10,685
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,170	11,170
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,400	9,400
Illinois Fin. Auth. Participating VRDN Series XG 04 31, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500	4,500
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 4.07% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,745	4,745
Series 17 XM 0492, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,850	23,850
Series 2022 ZL 03 54, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,500	2,500
Series XF 07 11, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,900	9,900
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,990	2,990
Series Floaters XL 00 54, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,000	7,000
Series Floaters YX 10 72, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,820	6,820
Series Floaters YX 10 86, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,245	1,245
Series XF 10 10, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,595	10,595
Series XL 02 60, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,400	7,400
Series XM 07 59, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,425	1,425
Series XM 10 49, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,500	6,500
Series XX 11 41, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,800	1,800
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 4.03% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,665	2,665
Series 15 XF2202, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,720	5,720
Series Floaters XF 27 67, 4.03% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,600	9,600
Series Floaters ZF 03 73, 4.03% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,525	9,525
Series XM 00 78, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,180	5,180
Series XM 04 75, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,695	4,695
Series ZL 03 32, 4.03% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,310	1,310
JPMorgan Chase Bank Participating VRDN Series ZF 13 88, 4.03% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,550	1,550
Will County Illinois Participating VRDN Series XF 26 91, 3.96% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	8,100	8,100
TOTAL ILLINOIS		228,775
Indiana - 0.3%
Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 4.07%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	20,400	20,400
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,400	5,400
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 4.07% 4/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	5,200	5,200
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,910	9,910
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,195	5,195
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,865	1,865
TOTAL KENTUCKY		22,170
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 4% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	13,600	13,600
Louisiana Pub. Facilities Auth. Lease Rev. Participating VRDN Series XM 08 56, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series YX 12 95, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,590	5,590
New Orleans Wtr. Participating VRDN Series XM 07 35, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	750	750
TOTAL LOUISIANA		27,440
Maryland - 0.6%
Baltimore County Gen. Oblig. Participating VRDN Series Solar 17 22, 4% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	11,445	11,445
Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,900	1,900
Series Floaters XG 02 16, 4.01% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,605	2,605
Montgomery County Gen. Oblig. Participating VRDN:
Series 15 XF0110, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,975	7,975
Series Floaters XG 02 15, 4.01% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	13,080	13,080
TOTAL MARYLAND		37,705
Michigan - 1.2%
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000	8,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 3.72% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,000	4,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,010	1,010
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 3.94% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,240	3,240
Series Floaters XM 04 65, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	10,635	10,635
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,460	6,460
Series XF 07 82, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,730	3,730
Series XG 04 33, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,425	9,425
Series XM 04 72, 4% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	2,000	2,000
Series ZF 30 32, 4% 4/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	2,560	2,560
Michigan Hosp. Fin. Auth. Rev. Bonds Series MS 00 15, 4.07%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	17,700	17,700
Pittsburg WTSW Participating VRDN Series 50 49 3.78% 4/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,000	7,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,900	1,900
TOTAL MICHIGAN		77,660
Missouri - 1.3%
Kansas City Spl. Oblig. Participating VRDN:
Series XG 03 61, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,140	4,140
Series YX 11 93, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,810	5,810
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	24,805	24,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XF 07 63, 4.01% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	10,460	10,460
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	22,500	22,500
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters C17, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,200	5,200
RBC Muni. Products, Inc. Trust Bonds Series 2023, 4.17%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,320	3,320
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,000	6,000
TOTAL MISSOURI		82,235
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Series 2022 ZL 03 04, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,160	3,160
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,675	2,675
Univ. of Nebraska Facilities Corp. Participating VRDN Series XL 04 15, 4% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,180	9,180
TOTAL NEBRASKA		17,015
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	15,725	15,725
Clark County School District Participating VRDN Series XF 14 73, 4.09% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,395	2,395
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	8,100	8,100
TOTAL NEVADA		26,220
New Jersey - 0.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,400	3,400
Series Floaters XG 01 68, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,025	6,025
Series YX 12 87, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,725	2,725
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,100	5,100
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,115	8,115
Series Floaters XG 02 29, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,200	1,200
Series YX 12 68, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,800	5,800
TOTAL NEW JERSEY		32,365
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 4.02% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,475	3,475
New York - 3.0%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0197, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Series 2020 003, 4.12% 5/12/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,300	1,300
Series Floaters E87, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	8,200	8,200
Series Floaters E88, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Series Floaters XM 07 06, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,900	1,900
Series XF 13 08, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,520	2,520
Series XF 13 27, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000	4,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters E 129, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	22,800	22,800
Series XF 13 36, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,200	6,200
Series ZL 02 48, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,000	7,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters XF 07 17, 4% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,925	4,925
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,700	2,700
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 4.05%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,200	4,200
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 4.02% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	32,420	32,420
Series XF 28 78, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000	4,000
Series XF 30 00, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	40,805	40,805
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XM 09 75, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,400	10,400
Series XF 13 32, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	32,625	32,625
TOTAL NEW YORK		190,495
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 06 97, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,835	5,835
Non-State Specific - 0.1%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,550	6,550
North Carolina - 0.4%
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,500	3,500
Series ZL 04 05, 4.02% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,335	3,335
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,000	6,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 3.87% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,565	7,565
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 13 52, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Series ZL 02 61, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
TOTAL NORTH CAROLINA		27,900
Ohio - 1.0%
Allen County Hosp. Facilities Rev. Participating VRDN:
Series Floaters E 134, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,830	2,830
Series Floaters XF 25 16, 4.06% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,600	3,600
Berea Ohio City School District Participating VRDN Series RBC G 54, 3.97% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	955	955
Cuyahoga County Hosp. Rev. Participating VRDN Series 2022 XX 12 67, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	13,905	13,905
Elyria City School District Participating VRDN Series Floaters G 107, 3.93% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,985	4,985
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XG 04 22, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,535	2,535
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,000	6,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,685	14,685
Ohio Hosp. Rev. Participating VRDN Series C18, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,100	2,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,265	4,265
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.17%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,700	1,700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters XF 24 38, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,000	4,000
TOTAL OHIO		63,960
Oklahoma - 0.2%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,265	7,265
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XF 28 84, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,370	1,370
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,300	3,300
TOTAL OKLAHOMA		11,935
Oregon - 0.2%
Beaverton School District Participating VRDN Series 2022 XF 14 19, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,230	6,230
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 4.07% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,470	3,470
TOTAL OREGON		9,700
Pennsylvania - 1.0%
Commonwealth Fing. Auth. Tobacco Participating VRDN:
Series XL 00 60, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,150	3,150
Series XX 10 80, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,800	1,800
Cumberland County Muni. Auth. Rev. Participating VRDN Series YX 12 73, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,985	5,985
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 4.04% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,290	2,290
Series XG 04 68, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,760	6,760
Series XM 08 87, 4.12% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,125	2,125
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters ZM 06 50, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,280	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,840	7,840
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,700	2,700
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series XM 10 08, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	835	835
Series XX 10 44, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,365	6,365
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 4.02% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,520	2,520
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,320	6,320
Series Floaters XF 07 19, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,320	4,320
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series 2022 XG 04 12, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,115	3,115
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series XF 10 58, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,270	3,270
TOTAL PENNSYLVANIA		63,675
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,750	4,750
South Carolina - 1.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 4.02% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	960	960
Lancaster County School District Participating VRDN Series XF 25 28, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,800	4,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	29,825	29,825
Series Floaters XG 01 49, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,080	6,080
Series YX 12 69, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000	4,000
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 4.17%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,000	1,000
Participating VRDN Series Floaters XM 06 91, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	27,035	27,035
TOTAL SOUTH CAROLINA		83,115
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 14 09, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,625	5,625
Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,600	7,600
Series Floaters XG 01 94, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,535	5,535
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,690	1,690
TOTAL TENNESSEE		14,825
Texas - 2.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.17%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,300	1,300
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,600	6,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,395	6,395
El Paso Wtr. & Swr. Rev.:
Bonds Series 2022 MS 00 10, 4.07%, tender 5/18/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,800	7,800
Participating VRDN Series XM 10 74, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,730	3,730
Forney Independent School District Participating VRDN Series 2022 XL 03 62, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,120	3,120
Goose Creek Consolidated Independent School District Participating VRDN Series XM 10 56, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,750	3,750
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,825	8,825
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,300	3,300
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,250	1,250
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN Series Floaters XF 07 10, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series 2022 XF 30 23, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	7,620	7,620
North Texas Tollway Auth. Rev.:
Bonds Series G-112, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,000	1,000
Participating VRDN Series XG 04 23, 3.55% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,295	4,295
RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.17%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	2,000	2,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series XF 14 47, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,000	2,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Series 16 ZF 0282, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	6,150	6,150
Series E 141, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,320	10,320
Series XL 03 60, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,745	2,745
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 06 98, 4.01% 4/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	2,785	2,785
Texas Gen. Oblig. Participating VRDN Series MS 3390, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series 2022 XM 1066, 3.99% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	9,380	9,380
Series Floaters XF 07 13, 4% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,400	4,400
Series Floaters XF 25 57, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,600	5,600
Series Floaters XF 27 30, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,310	4,310
Series Floaters XG 02 11, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	10,000	10,000
Series XM 10 82, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Whitehouse Independent School District Participating VRDN Series Floaters G10, 3.7% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,700	2,700
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 4% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,000	2,000
TOTAL TEXAS		138,360
Utah - 0.3%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	14,075	14,075
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XG 01 71, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,050	3,050
Series XM 10 03, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,435	2,435
TOTAL UTAH		19,560
Virginia - 1.1%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,200	4,200
Fairfax County Indl. Dev. Auth. Participating VRDN Series Floaters XG 01 91, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	22,783	22,783
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XF 13 20, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Series ZL 02 67, 4% 4/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,250	2,250
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	595	595
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 4.01% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,000	5,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,930	1,930
Univ. of Virginia Gen. Rev. Participating VRDN:
Series Solar 17 17, 4.02% 4/7/23 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	10,325	10,325
Series XG 04 08, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,375	3,375
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,035	6,035
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.17%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	700	700
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 4.12% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,935	1,935
Series XL 04 37, 3.8% 4/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,200	7,200
TOTAL VIRGINIA		71,328
Washington - 2.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 23 97, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,335	5,335
Series XM 11 01, 3.98% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,200	4,200
Centralia School District No. 401 Participating VRDN Series Floaters G74, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,500	4,500
CommonSpirit Health Participating VRDN Series XF 1017, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,000	6,000
Multicare Health Sys. Participating VRDN Series E 153, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	16,340	16,340
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 3.99% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,000	8,000
RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.17%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,560	1,560
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Floaters XF 06 64, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,165	5,165
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	19,715	19,715
Series Floaters XM 06 80, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,400	9,400
Series XG 02 87, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100	2,100
Washington Gen. Oblig. Participating VRDN:
Series Floaters G33, 4% 4/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,250	1,250
Series Floaters XF 25 39, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000	8,000
Series Floaters XM 06 94, 4% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,985	4,985
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 4.07% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	16,400	16,400
Series 15 XF0148, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,625	15,625
Series 2015 XF0150, 4.07% 4/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,655	3,655
Series Floaters XF 25 27, 4.07% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	4,750	4,750
Series XF 15 14, 2.9% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,015	4,015
Series XF 30 62, 4.01% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,300	1,300
Series XG 04 75, 4.02% 4/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,790	2,790
Series YX 12 10, 4.07% 4/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,590	4,590
TOTAL WASHINGTON		149,675
Wisconsin - 0.5%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series XL 02 96, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,820	6,820
Series Floaters XF 24 18, 4% 4/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,000	5,000
Series Floaters XF 25 41, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,000	10,000
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 4% 4/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,755	3,755
TOTAL WISCONSIN		29,575
Wyoming - 0.1%
Wyoming Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series XL 00 70, 4% 4/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,730	6,730
TOTAL TENDER OPTION BOND (Cost $1,887,748)		1,887,748

Other Municipal Security - 9.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2023, 3.4% 4/5/23, CP	18,300	18,300
California - 0.1%
California Gen. Oblig. Series 2023, 4% 4/11/23, LOC Bank of America NA, CP	5,330	5,330
Connecticut - 0.0%
Connecticut Gen. Oblig. Bonds Series 2021 A, 5% 4/15/23	1,860	1,861
Florida - 0.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds Series 2023 A, 3.54% tender 4/6/23, LOC Bank of America NA, CP mode	14,000	14,000
Florida Local Govt. Fin. Cmnty. Series 2023 A1, 3% 4/4/23, LOC JPMorgan Chase Bank, CP	15,200	15,200
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 4.27%, tender 10/27/23 (b)(g)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 4.22%, tender 10/27/23 (b)(g)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 4.27%, tender 10/27/23 (b)(g)	5,300	5,300
TOTAL FLORIDA		39,300
Illinois - 0.0%
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.3%, tender 10/27/23 (b)(g)	600	600
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series 2017, 5% 4/1/23	500	500
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 3.28%, tender 6/1/23 (b)	4,900	4,900
Michigan - 0.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.22%, tender 10/27/23 (b)(g)	2,815	2,815
Michigan Bldg. Auth. Rev. Series 2023, 3.4% 4/20/23, LOC JPMorgan Chase Bank, CP	50,200	50,200
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 3.28%, tender 6/1/23 (b)	3,500	3,500
TOTAL MICHIGAN		56,515
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2023 A:
3.15% 6/5/23, CP	4,100	4,100
3.35% 4/3/23, CP	2,800	2,800
Series 2023, 3.05% 4/6/23, CP	6,900	6,900
TOTAL NEBRASKA		13,800
New Jersey - 0.6%
Beachwood BAN Series 2023 A, 5% 2/28/24	4,700	4,758
Evesham Township BAN Series 2022 B, 4% 9/20/23	3,900	3,920
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2005 N1, 5.5% 9/1/23	19,800	19,986
New Jersey Edl. Facility Bonds Series 2014 A, 5% 9/1/23	2,790	2,807
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	3,000	3,048
TOTAL NEW JERSEY		34,519
New York - 0.6%
Babylon Union Free School District TAN Series 2022, 5% 4/14/23	4,000	4,002
Elwood Union Free School District TAN Series 2023, 4.25% 6/23/23	7,500	7,514
North Hempstead Gen. Oblig. BAN Series 2022 C, 4.5% 9/22/23	14,445	14,547
Sag Hbr. Union Free School District TAN Series 2022, 5% 5/18/23	4,500	4,509
Webster Central School District BAN Series 2022, 4% 6/28/23	7,000	7,014
TOTAL NEW YORK		37,586
Ohio - 0.1%
Allen County Hosp. Facilities Rev. Bonds Series 2020 A, 5% 12/1/23	500	505
Ohio Higher Edl. Facility Commission Rev. Bonds Series 2023:
2.6% tender 4/13/23, CP mode	2,000	2,000
3.7% tender 5/23/23, CP mode	3,700	3,700
TOTAL OHIO		6,205
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Series 2023 A:
3.1% 4/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,100	8,100
4.2% 4/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000	1,000
TOTAL OKLAHOMA		9,100
Oregon - 0.1%
Oregon St Dept. Trans. Rev.:
Series 2023 A1, 3.55% 5/4/23, LOC Wells Fargo Bank NA, CP	5,600	5,600
Series 2023 A2, 3.65% 5/4/23, LOC Bank of Montreal, CP	3,000	3,000
TOTAL OREGON		8,600
Pennsylvania - 0.0%
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/23	935	937
Philadelphia Wtr. Series 2023 C, 4.5% 5/4/23, LOC The Toronto-Dominion Bank, CP	1,000	1,000
TOTAL PENNSYLVANIA		1,937
South Carolina - 0.0%
Berkeley County School District Bonds Series 2022 A, 5% 6/1/23	560	562
Charleston County School District BAN Series 2022 B, 4% 5/10/23	305	305
TOTAL SOUTH CAROLINA		867
Tennessee - 0.2%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2023 A, 3.45% 5/17/23, LOC TD Banknorth, NA, CP	9,300	9,300
Texas - 5.0%
Austin Elec. Util. Sys. Rev. Series 2023 A:
2.84% 4/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	2,725	2,725
2.92% 4/5/23 (Liquidity Facility JPMorgan Chase Bank), CP	55,675	55,675
Fort Bend Independent School District Series 2023:
3.38% 4/26/23 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
3.51% 6/23/23 (Liquidity Facility JPMorgan Chase Bank), CP	9,600	9,600
3.6% 4/26/23 (Liquidity Facility JPMorgan Chase Bank), CP	4,600	4,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2023 B1, 3.23% tender 6/1/23, CP mode	15,000	15,000
Series 2023, 3.2% tender 4/4/23, CP mode	19,300	19,300
Harris County Gen. Oblig.:
Series 2023 A1:
2.92% 4/5/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,930	2,930
3.3% 6/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,330	7,330
Series 2023 D:
2.84% 4/4/23 (Liquidity Facility JPMorgan Chase Bank), CP	6,200	6,200
3.3% 6/6/23 (Liquidity Facility JPMorgan Chase Bank), CP	11,600	11,600
Series 2023 D3, 3% 4/3/23 (Liquidity Facility Wells Fargo Bank NA), CP	3,970	3,970
Series 2023 K, 3.68% 4/21/23, LOC PNC Bank NA, CP	4,160	4,160
Lower Colorado River Auth. Rev.:
Series 2023 B, 3.35% 4/27/23, LOC State Street Bank & Trust Co., Boston, CP	7,459	7,459
Series 2023, 3.55% 4/25/23, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	36,300	36,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, SIFMA Municipal Swap Index + 0.300% 4.3%, tender 10/27/23 (b)(g)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 4.3%, tender 10/27/23 (b)(g)	2,400	2,400
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A:
3% 4/4/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,100	7,100
3.2% 4/5/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
3.2% 8/1/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,700	4,700
3.5% 4/6/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,000	11,000
3.6% 4/21/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,900	6,900
3.65% 5/25/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,500	13,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2023 A:
3.25% 4/3/23, CP	23,200	23,200
3.35% 6/26/23, CP	17,300	17,300
3.45% 6/26/23, CP	11,100	11,100
3.45% 6/26/23, CP	11,200	11,200
TOTAL TEXAS		314,149
Virginia - 0.0%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	1,025	1,026
Wisconsin - 0.5%
Wisconsin Gen. Oblig. Series 2023:
3.12% 11/27/23, CP	22,600	22,600
3.28% 12/1/23, CP	6,800	6,800
TOTAL WISCONSIN		29,400
TOTAL OTHER MUNICIPAL SECURITY (Cost $593,795)		593,795

Investment Company - 7.0%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 4.13% (h)(i) (Cost $440,577)	440,443	440,577

TOTAL INVESTMENT IN SECURITIES - 95.8% (Cost $6,044,780)	6,044,780
NET OTHER ASSETS (LIABILITIES) - 4.2%	267,600
NET ASSETS - 100.0%	6,312,380

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,270,000 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,305,000 or 1.2% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 4.17%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	5/03/21 - 12/20/22	1,300

Baltimore Proj. Rev. Bonds Series Floaters G 28, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	700

Broward County Convention Ctr. Bonds Series MS 00 11, 3.95%, tender 5/25/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	15,945

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.15%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	3,300

Indiana Health Facility Fing. Auth. Rev. Bonds Series MS 00 12, 4.07%, tender 4/13/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	2/09/23	20,400

Michigan Hosp. Fin. Auth. Rev. Bonds Series MS 00 15, 4.07%, tender 6/1/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	3/23/23	17,700

North Texas Tollway Auth. Rev. Bonds Series G-112, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	1,000

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 4.17%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	1,700

Port Auth. of New York & New Jersey Series 1997 2, 4.02% 5/1/23, VRDN	7/15/20	7,300

RBC Muni. Products, Inc. Trust Bonds Series G 123, 4.17%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,560

RBC Muni. Products, Inc. Trust Bonds Series G 124, 4.17%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	2,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.17%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	1,000

Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 4.17%, tender 7/3/23 (Liquidity Facility Royal Bank of Canada)	1/03/23	700

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 4.17%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.13%	375,522	3,160,340	3,095,333	9,587	48	-	440,577	49.9%
Total	375,522	3,160,340	3,095,333	9,587	48	-	440,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Tax-Exempt Portfolio
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,604,203)	$5,604,203
Fidelity Central Funds (cost $440,577)	440,577

Total Investment in Securities (cost $6,044,780)		$6,044,780
Cash		2,434
Receivable for investments sold
Regular delivery		2,600
Delayed delivery		87,565
Receivable for fund shares sold		179,402
Interest receivable		26,976
Distributions receivable from Fidelity Central Funds		800
Prepaid expenses		3
Receivable from investment adviser for expense reductions		166
Other receivables		87
Total assets		6,344,813
Liabilities
Payable for investments purchased	$4,134
Payable for fund shares redeemed	23,767
Distributions payable	3,332
Accrued management fee	711
Distribution and service plan fees payable	4
Other affiliated payables	348
Other payables and accrued expenses	137
Total Liabilities		32,433
Net Assets		$6,312,380
Net Assets consist of:
Paid in capital		$6,311,864
Total accumulated earnings (loss)		516
Net Assets		$6,312,380

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value , offering price and redemption price per share ($6,275,122 ÷ 6,270,347 shares)		$1.00
Class II :
Net Asset Value , offering price and redemption price per share ($17,089 ÷ 17,077 shares)		$1.00
Class III :
Net Asset Value , offering price and redemption price per share ($5,624 ÷ 5,621 shares)		$1.00
Select Class :
Net Asset Value , offering price and redemption price per share ($14,545 ÷ 14,534 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2023
Investment Income
Interest		$108,526
Income from Fidelity Central Funds		9,571
Total Income		118,097
Expenses
Management fee	$8,660
Transfer agent fees	3,711
Distribution and service plan fees	30
Accounting fees and expenses	521
Custodian fees and expenses	57
Independent trustees' fees and expenses	22
Registration fees	350
Audit	44
Legal	4
Miscellaneous	62
Total expenses before reductions	13,461
Expense reductions	(2,240)
Total expenses after reductions		11,221
Net Investment income (loss)		106,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(125)
Fidelity Central Funds	48
Capital gain distributions from Fidelity Central Funds	16
Total net realized gain (loss)		(61)
Net increase in net assets resulting from operations		$106,815
Statement of Changes in Net Assets

Amount in thousands	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,876	$1,075
Net realized gain (loss)	(61)	1,039
Net increase in net assets resulting from operations	106,815	2,114
Distributions to shareholders	(106,820)	(1,074)
Share transactions - net increase (decrease)	1,847,410	(288,962)
Total increase (decrease) in net assets	1,847,405	(287,922)

Net Assets
Beginning of period	4,464,975	4,752,897
End of period	$6,312,380	$4,464,975

Financial Highlights
Tax-Exempt Portfolio Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	- B	.001	.013	.014
Net realized and unrealized gain (loss)	- B	- B	- B	.001	- B
Total from investment operations	.017	- B	.001	.014	.014
Distributions from net investment income	(.017)	- B	(.001)	(.013)	(.014)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.017)	- B	(.001)	(.014) C	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	1.72%	.03%	.12%	1.36%	1.40%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.22%	.22%	.22%	.21%	.22%
Expenses net of fee waivers, if any	.18%	.10%	.17%	.18%	.18%
Expenses net of all reductions	.18%	.10%	.17%	.18%	.18%
Net investment income (loss)	1.73%	.03%	.13%	1.34%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$6,275	$4,457	$4,748	$6,568	$7,113

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio Class II

Years ended March 31,	2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (loss) A	.016		- B		.001		.012		.012
Net realized and unrealized gain (loss) B	-		-		-		-		-
Total from investment operations	.016		- B		.001		.012		.012
Distributions from net investment income	(.016)		- B		(.001)		(.012)		(.012)
Distributions from net realized gain	-		-		-		- B		-
Total distributions	(.016)		- B		(.001)		(.012)		(.012)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return C	1.57%		.02%		.06%		1.21%		1.24%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.37%		.37%		.37%		.36%		.36%
Expenses net of fee waivers, if any	.33%		.11%		.21%		.33%		.33%
Expenses net of all reductions	.33%		.11%		.21%		.33%		.33%
Net investment income (loss)	1.58%		.01%		.08%		1.19%		1.25%
Supplemental Data
Net assets, end of period (in millions)	$17	$	- F	$	- F	$	- F	$	- F

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than $500,000.

Tax-Exempt Portfolio Class III

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	- B	- B	.011	.011
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.015	- B	- B	.011	.011
Distributions from net investment income	(.015)	- B	- B	(.011)	(.011)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.015)	- B	- B	(.011)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.46%	.01%	.05%	1.11%	1.14%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.48%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.13%	.23%	.43%	.43%
Expenses net of all reductions	.43%	.13%	.23%	.43%	.43%
Net investment income (loss)	1.48%	(.01)%	.07%	1.09%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$6	$7	$2	$2	$2

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	- B	.001	.013	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.017	- B	.001	.013	.013
Distributions from net investment income	(.017)	- B	(.001)	(.013)	(.013)
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.017)	- B	(.001)	(.013)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	1.67%	.02%	.09%	1.31%	1.35%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.27%	.27%	.26%	.27%
Expenses net of fee waivers, if any	.23%	.10%	.19%	.23%	.23%
Expenses net of all reductions	.23%	.10%	.19%	.23%	.23%
Net investment income (loss)	1.68%	.03%	.11%	1.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$15	$1	$3	$3	$10

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended March 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.   Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$580
Treasury Portfolio	373
Government Portfolio	1,341
Money Market Portfolio	927
Tax-Exempt Portfolio	80

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Tax-Exempt Portfolio incurred a corporate tax liability on undistributed long-term gain which is included in Miscellaneous expense on the Statement of Operations. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$56,744,462	$-	$-	$-
Treasury Portfolio	59,374,564	-	-	-
Government Portfolio	172,366,297	-	-	-
Money Market Portfolio	97,060,966	-	-	-
Tax-Exempt Portfolio	6,044,780	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$-	$-	$(516)	$-
Treasury Portfolio	-	5	(194)	-
Government Portfolio	-	-	(710)	-
Money Market Portfolio	-	219	-	-
Tax-Exempt Portfolio	531	-	(16)	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Treasury Only Portfolio	$(455)	$(61)	$(516)
Treasury Portfolio	(26)	(168)	(194)
Government Portfolio	(15)	(695)	(710)
Tax-Exempt Portfolio	(16)	(-)	(16)

The tax character of distributions paid was as follows:

March 31, 2023
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$-	$904,209	$904,209
Treasury Portfolio	-	1,014,763	1,014,763
Government Portfolio	-	3,268,145	3,268,145
Money Market Portfolio	-	2,148,294	2,148,294
Tax-Exempt Portfolio	106,820	-	106,820

March 31, 2022
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$-	$6,108	$6,108
Treasury Portfolio	-	4,495	4,495
Government Portfolio	-	21,170	21,170
Money Market Portfolio	-	12,407	12,407
Tax-Exempt Portfolio	1,074	-	1,074

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$2,164	$32
Class III	3,925	259
Class IV	1,627	65
Select Class	216	30
	$7,932	$386
Treasury Portfolio:
Class II	$548	$103
Class III	6,305	748
Class IV	4,909	372
Select Class	126	6
	$11,888	$1,229
Government Portfolio:
Class II	$1,347	$832
Class III	9,850	2,216
Select Class	118	6
	$11,315	$3,054
Money Market Portfolio:
Class II	$137	$3
Class III	34	9
Select Class	15	1
	$186	$13
Tax-Exempt Portfolio:
Class II	$15	$10
Class III	12	3
Select Class	3	1
	$30	$14

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees.   Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$7,251
Class II	866
Class III	942
Class IV	195
Select Class	260
Institutional Class	5,964
$15,478
Treasury Portfolio
Class I	$8,319
Class II	219
Class III	1,513
Class IV	589
Select Class	152
Institutional Class	4,979
$15,771
Government Portfolio
Class I	$19,446
Class II	539
Class III	2,364
Select Class	141
Institutional Class	26,071
$48,561
Money Market Portfolio
Class I	$16,973
Class II	55
Class III	8
Select Class	18
Institutional Class	11,225
$28,279
Tax-Exempt Portfolio
Class I	$3,698
Class II	6
Class III	3
Select Class	4
$3,711

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	- A
Treasury Portfolio	- A
Government Portfolio	- A
Money Market Portfolio	- A
Tax-Exempt Portfolio	.01

A   Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	30,220	3.02%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	848,081	1,072,685	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$3,519
Class II	.33%	435
Class III	.43%	475
Class IV	.68%	100
Select Class	.23%	151
Institutional Class	.14%	7,900
Treasury Portfolio
Class I	.18%	$4,395
Class II	.33%	111
Class III	.43%	779
Class IV	.68%	289
Select Class	.23%	76
Institutional Class	.14%	7,052
Government Portfolio
Class I	.18%	$8,154
Class II	.33%	220
Class III	.43%	984
Select Class	.23%	58
Institutional Class	.14%	30,608
Money Market Portfolio
Class I	.18%	$8,901
Class II	.33%	27
Class III	.43%	4
Select Class	.23%	10
Institutional Class	.14%	15,506
Tax-Exempt Portfolio
Class I	.18%	$2,217
Class II	.33%	3
Class III	.43%	2
Select Class	.23%	2

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class III	43
Class IV	61
Treasury Portfolio
Class II	- A
Class III	181
Class IV	346
Government Portfolio
Class II	14
Class III	394
Money Market Portfolio
Class III	- A

A   In the amount of less than five hundred dollars

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$67
Treasury Portfolio	22
Government Portfolio	68
Tax-Exempt Portfolio	16
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2023	Year ended March 31, 2022
Treasury Only Portfolio
Distributions to shareholders
Class I	$292,089	$2,096
Class II	36,661	114
Class III	39,816	151
Class IV	8,738	25
Select Class	13,274	47
Institutional Class	513,631	3,675
Total	$904,209	$6,108
Treasury Portfolio
Distributions to shareholders
Class I	$406,305	$1,661
Class II	8,604	60
Class III	62,273	298
Class IV	20,442	132
Select Class	6,353	36
Institutional Class	510,786	2,308
Total	$1,014,763	$4,495
Government Portfolio
Distributions to shareholders
Class I	$850,204	$5,017
Class II	20,557	127
Class III	92,362	441
Select Class	5,537	25
Institutional Class	2,299,485	15,560
Total	$3,268,145	$21,170
Money Market Portfolio
Distributions to shareholders
Class I	$908,704	$3,535
Class II	2,450	15
Class III	413	1
Select Class	1,028	3
Institutional Class	1,235,699	8,853
Total	$2,148,294	$12,407
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$106,405	$1,074
Class II	211	- A
Class III	73	- A
Select Class	131	- A
Total	$106,820	$1,074

A   In the amount of less than five hundred dollars
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2022
Treasury Only Portfolio
Class I
Shares sold	71,045,216	42,371,552	$71,045,216	$42,371,552
Reinvestment of distributions	163,747	1,204	163,747	1,204
Shares redeemed	(68,743,099)	(41,098,519)	(68,743,099)	(41,098,519)
Net increase (decrease)	2,465,864	1,274,237	$2,465,864	$1,274,237
Class II
Shares sold	5,203,559	1,455,676	$5,203,559	$1,455,676
Reinvestment of distributions	1,799	7	1,799	7
Shares redeemed	(4,135,452)	(1,272,623)	(4,135,452)	(1,272,623)
Net increase (decrease)	1,069,906	183,060	$1,069,906	$183,060
Class III
Shares sold	5,754,811	5,128,725	$5,754,811	$5,128,725
Reinvestment of distributions	11,907	50	11,907	50
Shares redeemed	(4,438,239)	(5,322,788)	(4,438,239)	(5,322,788)
Net increase (decrease)	1,328,479	(194,013)	$1,328,479	$(194,013)
Class IV
Shares sold	1,847,197	464,291	$1,847,197	$464,291
Reinvestment of distributions	8,738	25	8,738	25
Shares redeemed	(1,256,999)	(602,298)	(1,256,999)	(602,298)
Net increase (decrease)	598,936	(137,982)	$598,936	$(137,982)
Select Class
Shares sold	2,472,295	1,941,123	$2,472,295	$1,941,123
Reinvestment of distributions	5,479	35	5,479	35
Shares redeemed	(1,532,071)	(1,879,644)	(1,532,071)	(1,879,644)
Net increase (decrease)	945,703	61,514	$945,703	$61,514
Institutional Class
Shares sold	64,828,670	30,006,613	$64,828,670	$30,006,613
Reinvestment of distributions	366,152	2,765	366,152	2,765
Shares redeemed	(53,869,257)	(30,196,971)	(53,869,257)	(30,196,971)
Net increase (decrease)	11,325,565	(187,593)	$11,325,565	$(187,593)
Treasury Portfolio
Class I
Shares sold	87,123,200	55,496,790	$87,123,200	$55,496,790
Reinvestment of distributions	147,955	605	147,955	605
Shares redeemed	(73,842,449)	(56,506,079)	(73,842,449)	(56,506,079)
Net increase (decrease)	13,428,706	(1,008,684)	$13,428,706	$(1,008,684)
Class II
Shares sold	1,710,950	1,914,597	$1,710,950	$1,914,597
Reinvestment of distributions	2,617	13	2,617	13
Shares redeemed	(1,611,265)	(2,151,333)	(1,611,265)	(2,151,333)
Net increase (decrease)	102,302	(236,723)	$102,302	$(236,723)
Class III
Shares sold	8,240,069	7,364,179	$8,240,069	$7,364,179
Reinvestment of distributions	7,486	36	7,486	36
Shares redeemed	(7,818,278)	(7,061,778)	(7,818,278)	(7,061,778)
Net increase (decrease)	429,277	302,437	$429,277	$302,437
Class IV
Shares sold	2,992,995	1,609,791	$2,992,995	$1,609,791
Reinvestment of distributions	1,570	16	1,570	16
Shares redeemed	(3,165,464)	(1,451,642)	(3,165,464)	(1,451,642)
Net increase (decrease)	(170,899)	158,165	$(170,899)	$158,165
Select Class
Shares sold	1,640,167	886,222	$1,640,167	$886,222
Reinvestment of distributions	3,035	8	3,035	8
Shares redeemed	(1,683,699)	(830,034)	(1,683,699)	(830,034)
Net increase (decrease)	(40,497)	56,196	$(40,497)	$56,196
Institutional Class
Shares sold	136,786,830	100,841,623	$136,786,829	$100,841,623
Reinvestment of distributions	327,421	1,512	327,421	1,512
Shares redeemed	(115,372,345)	(103,186,880)	(115,372,345)	(103,186,880)
Net increase (decrease)	21,741,906	(2,343,745)	$21,741,905	$(2,343,745)
Government Portfolio
Class I
Shares sold	284,824,099	370,761,643	$284,824,099	$370,761,643
Reinvestment of distributions	241,258	1,367	241,258	1,367
Shares redeemed	(271,000,112)	(373,433,589)	(271,000,112)	(373,433,589)
Net increase (decrease)	14,065,245	(2,670,579)	$14,065,245	$(2,670,579)
Class II
Shares sold	2,161,514	1,597,642	$2,161,514	$1,597,642
Reinvestment of distributions	653	5	653	5
Shares redeemed	(2,179,277)	(2,003,501)	(2,179,277)	(2,003,501)
Net increase (decrease)	(17,110)	(405,854)	$(17,110)	$(405,854)
Class III
Shares sold	9,279,947	10,777,453	$9,279,947	$10,777,453
Reinvestment of distributions	28,464	120	28,464	120
Shares redeemed	(8,883,759)	(10,247,647)	(8,883,759)	(10,247,647)
Net increase (decrease)	424,652	529,926	$424,652	$529,926
Select Class
Shares sold	770,569	1,417,838	$770,569	$1,417,838
Reinvestment of distributions	2,576	15	2,576	15
Shares redeemed	(847,393)	(1,492,381)	(847,393)	(1,492,381)
Net increase (decrease)	(74,248)	(74,528)	$(74,248)	$(74,528)
Institutional Class
Shares sold	471,547,341	541,380,260	$471,547,341	$541,370,951
Reinvestment of distributions	1,539,790	10,252	1,539,790	10,252
Shares redeemed	(443,071,589)	(542,315,424)	(443,071,589)	(542,306,115)
Net increase (decrease)	30,015,542	(924,912)	$30,015,542	$(924,912)
Money Market Portfolio
Class I
Shares sold	59,955,626	4,483,398	$59,955,626	$4,483,398
Reinvestment of distributions	778,109	3,159	778,109	3,159
Shares redeemed	(35,047,364)	(9,678,091)	(35,047,364)	(9,678,091)
Net increase (decrease)	25,686,371	(5,191,534)	$25,686,371	$(5,191,534)
Class II
Shares sold	69,630	2,801	$69,630	$2,801
Reinvestment of distributions	2,346	14	2,346	14
Shares redeemed	(81,091)	(92,582)	(81,091)	(92,582)
Net increase (decrease)	(9,115)	(89,767)	$(9,115)	$(89,767)
Class III
Shares sold	46,641	- A	$46,641	$- B
Reinvestment of distributions	381	1	381	1
Shares redeemed	(24,441)	(4,106)	(24,441)	(4,106)
Net increase (decrease)	22,581	(4,105)	$22,581	$(4,105)
Select Class
Shares sold	71,281	339	$71,281	$339
Reinvestment of distributions	850	3	850	3
Shares redeemed	(46,643)	(11,631)	(46,643)	(11,631)
Net increase (decrease)	25,488	(11,289)	$25,488	$(11,289)
Institutional Class
Shares sold	83,999,868	20,002,563	$83,999,867	$20,002,563
Reinvestment of distributions	1,152,023	8,143	1,152,023	8,143
Shares redeemed	(52,314,234)	(26,739,633)	(52,314,234)	(26,739,633)
Net increase (decrease)	32,837,657	(6,728,927)	$32,837,656	$(6,728,927)
Tax-Exempt Portfolio
Class I
Shares sold	14,924,698	2,403,202	$14,924,697	$2,403,202
Reinvestment of distributions	82,845	875	82,845	875
Shares redeemed	(13,189,237)	(2,696,545)	(13,189,237)	(2,696,545)
Net increase (decrease)	1,818,306	(292,468)	$1,818,305	$(292,468)
Class II
Shares sold	22,079	-	$22,079	$-
Reinvestment of distributions	165	- A	165	- B
Shares redeemed	(5,561)	-	(5,561)	-
Net increase (decrease)	16,683	- A	$16,683	$- B
Class III
Shares sold	11,966	13,906	$11,966	$13,906
Reinvestment of distributions	40	- A	40	- B
Shares redeemed	(13,048)	(8,897)	(13,048)	(8,897)
Net increase (decrease)	(1,042)	5,009	$(1,042)	$5,009
Select Class
Shares sold	34,583	-	$34,583	$-
Reinvestment of distributions	129	- A	129	- B
Shares redeemed	(21,248)	(1,503)	(21,248)	(1,503)
Net increase (decrease)	13,464	(1,503)	$13,464	$(1,503)

A   In the amount of less than five hundred shares
B   In the amount of less than five hundred dollars
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Tax-Exempt Portfolio, Government Portfolio, Money Market Portfolio, Treasury Only Portfolio, and Treasury Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Tax-Exempt Portfolio, Government Portfolio, Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2015
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2015
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Treasury Only Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,019.00	$ .91
Hypothetical- B		$ 1,000	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,018.20	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class III	.43%
Actual		$ 1,000	$ 1,017.70	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,016.50	$ 3.42
Hypothetical- B		$ 1,000	$ 1,021.54	$ 3.43
Select Class	.22%
Actual		$ 1,000	$ 1,018.70	$ 1.11
Hypothetical- B		$ 1,000	$ 1,023.83	$ 1.11
Institutional Class	.14%
Actual		$ 1,000	$ 1,019.20	$ .70
Hypothetical- B		$ 1,000	$ 1,024.23	$ .71
Treasury Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,019.70	$ .91
Hypothetical- B		$ 1,000	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,019.00	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class III	.43%
Actual		$ 1,000	$ 1,018.40	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class IV	.68%
Actual		$ 1,000	$ 1,017.20	$ 3.42
Hypothetical- B		$ 1,000	$ 1,021.54	$ 3.43
Select Class	.23%
Actual		$ 1,000	$ 1,019.50	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,019.90	$ .71
Hypothetical- B		$ 1,000	$ 1,024.23	$ .71
Government Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,019.50	$ .91
Hypothetical- B		$ 1,000	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,018.70	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class III	.43%
Actual		$ 1,000	$ 1,018.20	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,019.20	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,019.70	$ .70
Hypothetical- B		$ 1,000	$ 1,024.23	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,020.70	$ .91
Hypothetical- B		$ 1,000	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,020.00	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class III	.43%
Actual		$ 1,000	$ 1,019.40	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,020.50	$ 1.16
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Institutional Class	.14%
Actual		$ 1,000	$ 1,020.90	$ .71
Hypothetical- B		$ 1,000	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.18%
Actual		$ 1,000	$ 1,012.70	$ .90
Hypothetical- B		$ 1,000	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000	$ 1,011.90	$ 1.66
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class III	.43%
Actual		$ 1,000	$ 1,011.40	$ 2.16
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Select Class	.23%
Actual		$ 1,000	$ 1,012.40	$ 1.15
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100.00%
Treasury Portfolio	16.29%
Government Portfolio	24.79%
Money Market Portfolio	0.25%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$501,487,219
Treasury Portfolio	$475,719,214
Government Portfolio	$1,676,562,255
Money Market Portfolio	$801,952,071

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$904,209,418
Treasury Portfolio	$1,014,763,341
Government Portfolio	$3,268,142,766
Money Market Portfolio	$2,148,293,642

During fiscal year ended 2023, 100% of Tax-Exempt Portfolios income dividends were free from federal income tax, and 0.00% the funds income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.701843.125
IMM-ANN-0523

Item 2.

Code of Ethics

As of the end of the period, March 31, 2023, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$38,100	$-	$5,600	$900
Money Market Portfolio	$36,900	$-	$5,600	$900
Tax-Exempt Portfolio	$31,300	$-	$8,400	$700
Treasury Only Portfolio	$32,100	$-	$5,600	$800
Treasury Portfolio	$37,900	$-	$5,600	$900

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$37,700	$-	$5,200	$800
Money Market Portfolio	$36,600	$-	$5,200	$800
Tax-Exempt Portfolio	$30,900	$-	$5,200	$700
Treasury Only Portfolio	$31,700	$-	$5,200	$700
Treasury Portfolio	$37,500	$-	$5,200	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2023A	March 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2023A	March 31, 2022A
Deloitte Entities	$277,600	$487,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023